As filed with the Securities and Exchange Commission

On July 30, 2004

Registration No. 333-74295; 811-09253

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 75	☒
And
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 76	☒

WELLS FARGO FUNDS TRUST

(Exact Name of Registrant as specified in Charter)

525 Market Street

San Francisco, CA 94105

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 643-9691

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

(Name and Address of Agent for Service)

With a copy to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to Rule 485(b), or
☐	60 days after filing pursuant to Rule 485(a)(1), or
☐	on pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2), or
☐	on pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 75 is being filed to add to the Registration Statement of Wells Fargo Funds Trust (the “Trust”), the audited financial statements and certain related financial information for the fiscal year ended March 31, 2004 for the Wells Fargo Money Market Funds of the Trust, and to make certain other non-material changes to the Trust’s Registration Statement.

WELLS FARGO FUNDS TRUST

Cross Reference Sheet

Form N-1A Item Number

Part A	Prospectus Captions
1	Front and Back Cover Pages
2	Objectives
Principal Strategies
Summary of Important Risks
3	Summary of Expenses
Example of Expenses
4	Objectives
Principal Strategies
Summary of Important Risks
See Individual Fund Summaries
Additional Strategies and General Investment Risks
5	Not applicable
6	Organization and Management of the Funds
7	Your Account
How to Buy Shares
How to Sell Shares
Income and Gain Distributions
Taxes
8	Not Applicable
9	See Individual Fund Summaries

Part B	Statement of Additional Information Captions
10	Cover Page and Table of Contents
11	Capital Stock
Cover Page
12	Cover Page
Investment Policies
Additional Permitted Investment Activities and Associated Risks
13	Management
14	Capital Stock
15	Management
Additional Purchase and Redemption Information
16	Portfolio Transactions
17	Capital Stock
18	Determination of Net Asset Value
Additional Purchase and Redemption Information
19	Federal Income Taxes
20	Management
21	Performance Calculations
22	Financial Information

Part C	Other Information
23-30	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

Wells Fargo Money Market Funds

Prospectus

Wells Fargo California Tax-Free Money Market Fund

Wells Fargo Government Money Market Fund

Wells Fargo Minnesota Money Market Fund

Wells Fargo Money Market Fund

Wells Fargo National Tax-Free Money Market Fund

Wells Fargo Treasury Plus Money Market Fund

Wells Fargo 100% Treasury Money Market Fund

Class A, Class B

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

August 1, 2004

[INTENTIONALLY LEFT BLANK]

Table of Contents	Money Market Funds

Money Market Funds Overview

See the individual Fund descriptions in the Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND	OBJECTIVE
California Tax-Free Money Market Fund	Seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Government Money Market Fund	Seeks current income, while preserving capital and liquidity.

Minnesota Money Market Fund	Seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal AMT, while preserving capital and liquidity.

Money Market Fund	Seeks current income, while preserving capital and liquidity.

National Tax-Free Money Market Fund	Seeks current income exempt from federal income tax, while preserving capital and liquidity.

Treasury Plus Money Market Fund	Seeks current income, while preserving capital and liquidity.

100% Treasury Money Market Fund	Seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

4      Money Market Funds Prospectus

PRINCIPAL STRATEGIES

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality, short-term U.S. Government obligations and repurchase agreements.

We invest in high-quality, short-term Minnesota municipal obligations.

We invest in high-quality money market instruments.

We invest in high-quality, short-term municipal obligations.

We invest in obligations issued by the U.S. Treasury and repurchase agreements.

We invest only in obligations issued by the U.S. Treasury.

Money Market Funds Prospectus      5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 20;

•	the “Additional Strategies and General Investment Risks” section beginning on page 36; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

Debt Obligations

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund’s yield to the extent they affect the yield of instruments available for purchase by a Fund.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

Municipal Obligations

The California Tax-Free Money Market Fund, Minnesota Money Market Fund, and National Tax-Free Money Market Fund invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of a Fund’s portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

The California Tax-Free Money Market Fund and the Minnesota Money Market Fund are considered to be non-diversified according to the Investment Company Act of 1940 (“1940 Act”). The majority of the issuers of the securities in these Funds’ portfolios are located within their respective states. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater effect than a similar default in a diversified portfolio. All other Funds in this Prospectus are considered to be diversified.

6      Money Market Funds Prospectus

FUND-SPECIFIC RISKS

California Tax-Free Money Market Fund

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. Please see the Fund’s Statement of Additional Information for further details.

Minnesota Money Market Fund

Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund’s investments. For example, the state’s economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal obligations. In addition, we may invest 25% or more of total assets in Minnesota municipal obligations that are related in such a way that political, economic or business development affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. Please see the Fund’s Statement of Additional Information for further details.

Money Market Funds Prospectus      7

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

California Tax-Free Money Market Fund Class A Calendar Year Returns*

Best Qtr.: Q2 ’95 • 0.85%            Worst Qtr.: Q3 ’03 • 0.06%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.18%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Class A (Incept. 1/1/92)	0.39%	1.71%	2.23%

iMoneyNet All State Specific California Money Fund Average	0.53%	1.90%	2.61%

8      Money Market Funds Prospectus

Government Money Market Fund Class A Calendar Year Returns1*

Best Qtr.: Q4 ’00 • 1.48%            Worst Qtr.: Q3 ’03 • 0.11%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.23%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Class A (Incept. 11/8/99)[1]	0.52%	3.07%	3.86%

iMoneyNet First Tier Retail Money Fund Average	0.52%	3.37%	4.82%

[1]	Performance shown for periods prior to inception reflects the performance of the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Service Class shares incepted on November 16, 1987.

Money Market Funds Prospectus      9

Performance History

Minnesota Money Market Fund Class A Calendar Year Returns*

Best Qtr.: Q1 ’01 • 0.69%            Worst Qtr.: Q3 ’03 • 0.05%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.12%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	Life of Fund
Class A (Incept. 8/14/00)	0.33%	1.41%

iMoneyNet All State Specific Minnesota Retail Money Fund Average	0.54%	1.71%

10      Money Market Funds Prospectus

Money Market Fund Class A Calendar Year Returns*

Best Qtr.: Q4 ’00 • 1.49%            Worst Qtr.: Q3 ’03 • 0.09%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.18%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Class A (Incept. 7/1/92)	0.49%	3.09%	3.92%

Class B (Incept. 5/25/95)[1]	(4.87)%	2.05%	3.24%

iMoneyNet First Tier Retail Money Fund Average	0.52%	3.37%	4.82%

[1]	Returns reflect the maximum applicable CDSC for the period shown. Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class’s fees and expenses.

Money Market Funds Prospectus      11

Performance History

National Tax-Free Money Market Fund Class A Calendar Year Returns1*

Best Qtr.: Q4 ’00 • 0.95%            Worst Qtr.: Q3 ’03 • 0.08%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.19%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Class A (Incept. 7/28/03)[1]	0.46%	2.01%	2.53%

iMoneyNet All Tax-Free Money Fund Average	0.55%	2.11%	2.78%

[1]	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class’s fees and expenses. The Fund’s Service Class shares incepted on August 3, 1993.

12      Money Market Funds Prospectus

Treasury Plus Money Market Fund Class A Calendar Year Returns*1

Best Qtr.: Q4 ’00 • 1.48%            Worst Qtr.: Q4 ’03 • 0.10%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.19%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Class A (Incept. 7/28/03)[1]	0.53%	3.04%	3.90%

iMoneyNet Treasury & Repo Retail Money Fund Average	0.46%	3.18%	4.57%

91 Day U.S. Treasury Bill	1.49%	4.39%	4.96%

[1]	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class’s fees and expenses. The Fund’s Service Class shares incepted on October 1, 1985.

Money Market Funds Prospectus      13

Performance History

100% Treasury Money Market Fund Class A Calendar Year Returns1*

Best Qtr.: Q4 ’00 • 1.40%            Worst Qtr.: Q4 ’03 • 0.08%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.16%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Class A (Incept. 11/8/99)[1]	0.44%	2.90%	3.70%

iMoneyNet Treasury Retail Money Fund Average	0.49%	3.21%	4.57%

91 Day U.S. Treasury Bill	1.49%	4.39%	4.96%

[1]	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class’s fees and expenses. The Fund’s Service Class shares incepted on December 3, 1990.

14      Money Market Funds Prospectus

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Money Market Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)

	All Funds	Money Market Fund
	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None	5.00%[1]

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

	California Tax-Free Money Market Fund	Government Money Market Fund	Minnesota Money Market Fund
	CLASS A	CLASS A	CLASS A
Management Fees[2]	0.29%	0.10%	0.30%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[3]	0.55%	0.61%	0.60%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.84%	0.71%	0.90%

Fee Waivers	0.19%	0.06%	0.10%

NET EXPENSES[4]	0.65%	0.65%	0.80%

[1]	If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares. See “Investments in Money Market Fund Class B Shares” for further information.
[2]	The Funds’ investment adviser has implemented a breakpoint schedule for the management fees charged to the California Tax-Free, Minnesota, Money Market and 100% Treasury Money Market Funds. The management fees charged to each Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for these Funds is as follows: 0.30% for assets from $0 to $999 million; 0.275% for assets from $1 billion to $4.99 billion; and 0.25% for assets $5 billion and higher.
[3]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[4]	The adviser has committed through July 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the Net Expense Ratio may only be increased with the approval of the Board of Trustees.

16      Money Market Funds Prospectus

Summary of Expenses

	Money Market Fund		National Tax-Free Money Market Fund	Treasury Plus Money Market Fund	100% Treasury Money Market Fund
	CLASS A	CLASS B	CLASS A	CLASS A	CLASS A
Management Fees[2]	0.27%	0.27%	0.10%	0.10%	0.28%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.00%
Other Expenses[3]	0.53%	0.53%	0.55%	0.56%	0.55%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.80%	1.55%	0.65%	0.66%	0.83%

Fee Waivers	0.04%	0.04%	0.00%	0.01%	0.18%

NET EXPENSES[4]	0.76%	1.51%	0.65%	0.65%	0.65%

Money Market Funds Prospectus      17

Money Market Funds	Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	California Tax-Free Money Market Fund	Government Money Market Fund	Minnesota Money Market Fund
	CLASS A	CLASS A	CLASS A
1 YEAR	$66	$66	$82
3 YEARS	$249	$221	$277
5 YEARS	$447	$389	$489
10 YEARS	$1,020	$877	$1,099

	Money Market Fund		National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
	CLASS A	CLASS B	CLASS A	CLASS A
1 YEAR	$78	$654	$66	$66
3 YEARS	$251	$786	$208	$210
5 YEARS	$440	$1,041	$362	$367
10 YEARS	$986	$1,545	$810	$822

100% Treasury Money Market Fund
CLASS A
1 YEAR	$66
3 YEARS	$247
5 YEARS	$443
10 YEARS	$1,009

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

Money Market Fund
CLASS B
1 YEAR	$154
3 YEARS	$486
5 YEARS	$841
10 YEARS	$1,545

18      Money Market Funds Prospectus

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

A summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Money Market Funds Prospectus      19

California Tax-Free Money Market Fund

Investment Objective

The California Tax-Free Money Market Fund seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax (“AMT”); and

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from California individual income tax.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

The current finances of California and its municipalities have declined, in part due in recent years to the weak economy and weak stock market, which reduced the volume of personal income taxes collected on capital gain and stock option awards. According to the Governor’s Budget for 2004-05, a deficit of over $26 billion has accumulated over several years as a result of structural spending imbalances. California issued approximately $11.0 billion in economy recovery bonds in May and June 2004 to help balance the budget. As of July 16, 2004, the State Legislature has not approved a budget for the fiscal year 2004-05.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

20      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	CLASS A SHARES—COMMENCED ON JANUARY 1, 1992
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.00	0.01	0.02	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00	0.01	0.02	0.03	0.02

Less distributions:
Dividends from net investment income	0.00	(0.01)	(0.02)	(0.03)	(0.02)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	0.00	(0.01)	(0.02)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.36%	0.73%	1.54%	2.99%	2.51%

Ratios/supplemental data:
Net assets, end of period (000s)	$2,262,957	$2,357,684	$2,448,719	$2,528,345	$2,464,890

Ratios to average net assets:
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.36%	0.72%	1.52%	2.93%	2.48%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[1]	0.85%	0.77%	0.77%	0.77%	0.96%

[1]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      21

Government Money Market Fund

Investment Objective

The Government Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed substantially of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

22      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	CLASS A SHARES—COMMENCED ON NOVEMBER 8, 1999
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.00	0.01	0.03	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00	0.01	0.03	0.06	0.02

Less distributions:
Dividends from net investment income	0.00	(0.01)	(0.03)	(0.06)	(0.02)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	0.00	(0.01)	(0.03)	(0.06)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[1]	0.47%	1.02%	2.60%	5.70%	1.99%

Ratios/supplemental data:
Net assets, end of period (000s)	$365,169	$245,642	$144,577	$72,460	$58,960

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.67%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	0.46%	0.97%	2.33%	5.69%	4.99%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.71%	0.81%	1.00%	0.81%	0.81%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      23

Minnesota Money Market Fund

Investment Objective

The Minnesota Money Market Fund seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal AMT, while preserving capital and liquidity.

Investment Strategies

We invest in short-term Minnesota municipal securities, and we also may invest a portion of total assets in the securities of other states, or in the territories and possessions of the U.S. or their political subdivisions and financing authorities, which provide income exempt from federal income tax and Minnesota individual income tax, consistent with stability of principal.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in short-term municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of our assets in such obligations.

We may invest any amount of total assets in securities that may produce income subject to the federal AMT.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund’s investments. For example, the state’s economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal obligations. In addition, we may invest 25% or more of total assets in Minnesota municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

24      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	CLASS A SHARES—COMMENCED ON AUGUST 14, 2000
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.00	0.01	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00

Total from investment operations	0.00	0.01	0.02	0.02

Less distributions:
Dividends from net investment income	0.00	(0.01)	(0.02)	(0.02)
Distributions from net realized gain	0.00	0.00	0.00	0.00

Total from distributions	0.00	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[1]	0.28%	0.73%	1.75%	2.07%

Ratios/supplemental data:
Net assets, end of period (000s)	$117,237	$127,193	$141,873	$113,871

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.51%
Ratio of net investment income (loss) to average net assets	0.28%	0.72%	1.65%	2.03%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.90%	0.83%	0.83%	0.56%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      25

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Money Market Fund

Investment Objective

The Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, commercial paper and repurchase agreements.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

Money Market Funds Prospectus      27

Money Market Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	CLASS A SHARES—COMMENCED ON JULY 1, 1992
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.00	0.01	0.03	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00	0.01	0.03	0.06	0.05

Less distributions:
Dividends from net investment income	0.00	(0.01)	(0.03)	(0.06)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	(0.00)	0.00

Total from distributions	0.00	(0.01)	(0.03)	(0.06)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.41%	1.01%	2.54%	5.77%	4.84%

Ratios/supplemental data:
Net assets, end of period (000s)	$5,694,911	$6,728,119	$7,835,864	$14,406,458	$13,441,754

Ratios to average net assets:
Ratio of expenses to average net assets	0.76%	0.76%	0.76%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets	0.41%	1.01%	2.58%	5.60%	4.78%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[1]	0.93%	0.97%	0.97%	0.95%	1.01%

[1]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	CLASS B SHARES—COMMENCED ON MAY 25, 1995[1]
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.00	0.00	0.02	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00	0.00	0.02	0.05	0.04

Less distributions:
Dividends from net investment income	0.00	0.00	(0.02)	(0.05)	(0.04)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	0.00	0.00	(0.02)	(0.05)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.12%	0.31%	1.78%	4.99%	4.10%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,591,061	$1,882,817	$2,373,287	$2,493,119	$1,736,843

Ratios to average net assets:
Ratio of expenses to average net assets	1.05%	1.46%	1.51%	1.51%	1.46%
Ratio of net investment income (loss) to average net assets	0.12%	0.32%	1.76%	4.86%	4.06%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3]	1.68%	1.61%	1.60%	1.69%	1.65%

[1]	This class of shares was redesignated from Class S to Class B on November 8, 1999.
[2]	Total returns do not include any sales charges.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      29

National Tax-Free Money Market Fund

Investment Objective

The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Investment Strategies

We invest substantially all of the Fund’s total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund’s assets in municipal obligations that pay interest subject to federal income tax or federal AMT, beginning on January 1, 2005, we intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to the federal AMT.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

•	up to 20% of the Fund’s assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and

•	up to 35% of total assets in issuers located in a single state.

We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Increased investment in the securities of issuers in a single state increases the Fund’s exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

30      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

CLASS A SHARES— COMMENCED ON JULY 28, 2003
For the period ended:	March 31, 2004
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	0.00
Net realized and unrealized gain (loss) on investments	0.00

Total from investment operations	0.00

Less distributions:
Dividends from net investment income	0.00
Distributions from net realized gain	0.00

Total from distributions	0.00

Net asset value, end of period	$1.00

Total return[1]	0.25%

Ratios/supplemental data:
Net assets, end of period (000s)	$621,663

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.65%
Ratio of net investment income (loss) to average net assets	0.37%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.65%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      31

Treasury Plus Money Market Fund

Investment Objective

The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We invest in short-term obligations issued by the U.S. Treasury, and we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Important Risk Factors

The Fund is primarily subject to the risks described under the “Summary of Important Risks” on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund’s portfolio to fluctuate.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

32      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

CLASS A SHARES— COMMENCED ON JULY 28, 2003
For the period ended:	March 31, 2004
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	0.00
Net realized and unrealized gain (loss) on investments	0.00

Total from investment operations	0.00

Less distributions:
Dividends from net investment income	0.00
Distributions from net realized gain	0.00

Total from distributions	0.00

Net asset value, end of period	$1.00

Total return[1]	0.26%

Ratios/supplemental data:
Net assets, end of period (000s)	$2,457,864

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.65%
Ratio of net investment income (loss) to average net assets	0.39%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.66%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      33

100% Treasury Money Market Fund

Investment Objective

The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed of short-term obligations issued by the U.S. Treasury.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	100% of the Fund’s assets in U.S. Treasury obligations.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund’s portfolio to fluctuate.

Any distributions of capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see “Taxes” on page 54, and the Statement of Additional Information.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

34      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	CLASS A SHARES—COMMENCED ON NOVEMBER 8, 1999
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.00	0.01	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00	0.01	0.02	0.05	0.02

Less distributions:
Dividends from net investment income	0.00	(0.01)	(0.02)	(0.05)	(0.02)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	0.00	(0.01)	(0.02)	(0.05)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[1]	0.36%	0.96%	2.48%	5.39%	1.89%

Ratios/supplemental data:
Net assets, end of period (000s)	$162,883	$209,285	$161,947	$98,260	$2,047

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.37%	0.94%	2.33%	5.28%	4.89%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.90%	0.81%	0.79%	0.74%	0.82%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed.The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      35

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government’s guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

36      Money Market Funds Prospectus

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A “diversified” investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Money Market Funds Prospectus      37

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)	CALIFORNIA TAX-FREE	GOVERNMENT	MINNESOTA	MONEY MARKET	NATIONAL TAX-FREE	TREASURY PLUS	100% TREASURY
Borrowing Policies
The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	•	•	•	•	•	•	•

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	•	•	•	•	•	•

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk				•

Illiquid Securities
A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk	•	•	•	•	•	•

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk		•		•		•

38      Money Market Funds Prospectus

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Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES

Supervises the Funds’ activities

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St., San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette, Minneapolis, MN Provides safekeeping for the Funds’ assets

INVESTMENT SUB-ADVISER

Wells Capital Management Incorporated

525 Market St.

San Francisco, CA

Responsible for day-to-day portfolio management

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA	Various Agents
Manages the Funds’ business activities	Maintains records of shares and supervises the paying of dividends	Provide services to customers

FINANCIAL SERVICES FIRMS AND SELLING AGENTS

Advise current and prospective shareholders on Fund investments

SHAREHOLDERS

40      Money Market Funds Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. As of March 31, 2004, Funds Management provided advisory services for over $75 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2004, Wells Capital Management managed assets aggregating in excess of $124 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as the Funds’ adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and dividend disbursing services to the Funds.

Money Market Funds Prospectus      41

Your Account

This section tells you how Fund shares are priced, how to open an account, and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Money Market Fund before 3:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the Government Money Market Fund and the Treasury Plus Money Market Fund before 4:30 p.m. (ET) and for the National Tax-Free, California Tax-Free and Minnesota Money Market Funds before 12:00 (noon) (ET) generally are processed on the same day. Requests we receive in proper form for the 100% Treasury Money Market Fund before 1:00 p.m. (ET) generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

•	We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Money Market Fund at 3:00 p.m. (ET), of the Government Money Market Fund and the Treasury Plus Money Market Fund at 5:00 p.m. (ET), of the 100% Treasury Money Market Fund at 1:00 p.m. (ET), and of all other Funds at 12:00 noon (ET). Each Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

You Can Buy Fund Shares

•	By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

•	Through a brokerage account with an approved selling agent; or

•	Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares. These amounts may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide marketing or servicing advantages to the Funds in return for the payments. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or make investment decisions on behalf of clients. Payments made with respect to the Funds may differ from those made with respect to other mutual funds available through the agent and could influence the agent’s recommendations or decisions. Prospective investors should consult with their selling or shareholder servicing agent if they wish to request further information regarding these matters.

42      Money Market Funds Prospectus

Minimum Investments

•	$1,000 per Fund minimum initial investment; or

•	$100 per Fund if you use the Systematic Purchase Program; and

•	$100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable Contingent Deferred Sales Charge (“CDSC”). Please consult your selling agent for further details.

Money Market Funds Prospectus      43

Your Account

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV.

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

•	Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, “Wells Fargo Treasury Plus Money Market Fund, Class A.” Please note that checks made payable to any entity other than the full Fund name or “Wells Fargo Funds” will be returned to you.

•	All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

•	You may start your account with $100 if you elect the Systematic Purchase Program option on the Application.

• Mail to:	Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266	Overnight Mail Only:	Wells Fargo Funds Attn: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

•	Enclose the payment stub/card from your statement if available.

•	To request an investment slip booklet, please contact Investor Services at 1-800-222-8222.

• Mail to:	Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266

44      Money Market Funds Prospectus

How to Buy Shares

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

•	If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

•	All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

•	Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and payment in proper order.

• Overnight Application to:	Wells Fargo Funds ATTN: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

• Wire money to:	State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028	Attention: Wells Fargo Funds (Name of Fund, Account Number and Share Class)

	Wire Purchase Account Number: 9905-437-1	Account Name: (Registration Name Indicated on Application)

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

• Wire money to:	State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Funds (Name of Fund, Account Number and Share Class) Account Name: (Registration Name Indicated on Account)

Money Market Funds Prospectus      45

Your Account	How to Buy Shares

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account. If you do not currently have an account, complete a Wells Fargo Fund Application. Refer the section on buying share for the first time by Mail.

To buy into a new Fund, call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

•	transfer at least $1,000 from a linked settlement account, or

•	exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

•	transfer at least $100 from a linked settlement account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by Internet if you already have an existing Wells Fargo Funds Account. If you do not currently have an account, complete a Wells Fargo Fund Application. Refer to the section on buying shares for the first time By Mail.

To buy into a new Fund, visit our website at www.wellsfargofunds.com, and click on “Wells Fargo FundLink” to either:

•	transfer at least $1,000 from a linked settlement account, or

•	exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our website at www.wellsfargofunds.com, and click on “Wells Fargo FundLink” to either:

•	transfer at least $100 from a linked settlement account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

Further information is available by calling Investor Services at 1-800-222-8222.

46      Money Market Funds Prospectus

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

BY MAIL

•	Write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges it may assess for an incoming wire transfer.

•	Medallion Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a Medallion Guarantee at a financial institution, such as a bank or brokerage house. Please confirm that the institution provides a verifiable Stamp 2000 Medallion Guarantee prior to submitting your signature. We do not accept notarized signatures or guarantees from a Notary Public.

•	Mail to: Wells Fargo Funds

      P.O. Box 8266

      Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222, option 0, for an Investor Services Representative or option 1 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges it may assess for an incoming wire transfer.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

•	We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

Money Market Funds Prospectus      47

Your Account

BY CHECK

•	Checking-writing privileges are available for Class A shares of certain funds. State Street Bank and Trust Company (the “Bank”) will provide these shareholders upon request, with forms of checks drawn on the Bank. Checks may be payable in any amount not less than $500. Shareholders wishing to avail themselves of this redemption by check privilege must so elect on their Account Application Form and must execute signature cards (for additional information, see the reverse side of the signature card). Additional documentation will be required from corporations, partnerships, fiduciaries or other institutional investors. All checks must be signed by the shareholder(s) of record exactly as the account is registered before the Bank will honor them. The shareholders of joint accounts may authorize each shareholder to redeem by check. Shareholders who purchase shares by check (including certified checks or cashiers checks) may write checks against those shares only after they have been on the Fund’s books for 15 days. When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. If the amount of the check is greater than the value of the shares held in the shareholders’ account, the check will be returned unpaid, and the shareholder may be subject to extra charges. The check may not draw on month-to-date dividends which have been declared but not distributed. Checks should not be used to close a Fund account because when the check is written, the shareholder will not know the exact total value of the account on the day the check clears. There is presently no charge to the shareholder for the maintenance of this special checking account or for the clearance of any checks, but the Trust reserves the right to impose such charges or to modify or terminate the redemption by check privilege at any time.

•	Call: 1-800-222-8222, option 0, to order checks.

BY INTERNET ACCESS

•	Shareholders with an existing Wells Fargo Funds Account may use the Internet to redeem shares of a Fund via the Internet.

•	Visit our website at www.wellsfargofunds.com to process your redemption request. You may request that redemption proceeds (minimum of $100 to a maximum of $50,000) be sent to you by check to your address of record, by ACH transfer into a linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or wiring funds. We reserve the right to charge a fee for wiring funds although it is not our current practice to do so. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

Further information is available by calling Investor Services at 1-800-222-8222.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the “Pricing Fund Shares” section are processed on the same business day.

•	Your redemptions of Money Market Fund Class B shares are net of any applicable CDSC.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

48      Money Market Funds Prospectus

How to Sell Shares

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Money Market Funds Prospectus      49

Investments In Money Market Fund Class B Shares

All of the Funds in this Prospectus offer Class A shares. The Money Market Fund also offers Class B shares, which are available for direct purchase by shareholders wishing to exchange over time, or dollar-cost average, into Class B shares of other Funds. Class B shares have a CDSC payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares. Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Orders for Class B shares of $100,000 or more will be refused.

Please see the expenses listed for the Money Market Fund Class B shares and the CDSC schedule below before making your investment decision. You may also wish to discuss this choice with your financial consultant.

CDSC Schedule

Money Market Fund Class B shares purchased directly will be subject to a CDSC if redeemed, rather than exchanged, within six years of the purchase date. Certain exceptions apply (see “Class B Share CDSC Waivers”). The CDSC schedule for shares purchased directly is as follows:

CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:

REDEMPTION WITHIN	1 YEAR	2 YEARS	3 YEARS	4 YEARS	5 YEARS	6 YEARS	7 YEARS	8 YEARS
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

CDSC Waivers

•	You pay no CDSC on Fund shares you purchase with reinvested distributions.

•	We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions from traditional Individual Retirement Accounts (IRAs) and certain retirement plans. (See your retirement plan information for details.)

•	We waive the CDSC for redemptions made in the event of the shareholder’s death or for a disability suffered after purchasing shares. (“Disability” is defined in Internal Revenue Code Section 72(m)(7).)

•	We waive the CDSC for redemptions made at the direction of Funds Management, for example, in order to complete a merger.

•	We waive the Class B share CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

50      Money Market Funds Prospectus

CDSCs may be reduced or waived under certain circumstances and for certain groups. Please consult your financial advisor or Wells Fargo Funds for assistance.

No CDSC is imposed on withdrawals of Class B shares that meet the following circumstances:

•	withdrawals are made by participating in the Systematic Withdrawal Program; and

•	withdrawals may not exceed 10% of your Fund assets (including “free shares”) annually based on your anniversary date in the Systematic Withdrawal Program.

Contact your selling agent for further details.

Distribution Plan

We have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Money Market Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. For these services, the Class B shares of the Money Market Fund pay an annual fee of 0.75% of average daily net assets.

These fees are paid out of the Money Market Fund’s assets attributable to the Class B shares on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Money Market Funds Prospectus      51

Your Account	Exchanges

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price (“POP”) of the new Fund unless you are otherwise eligible to buy the shares at NAV.

•	If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below such amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

•	In general, exchanges may be made between like share classes of any Wells Fargo Fund offered to the general public for investment. Class C shares of non-money market Funds may also be exchanged for Class A shares of the Wells Fargo Money Market Fund. However, such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds.

•	You may exchange Money Market Fund Class B shares for Class B shares of any other Wells Fargo Fund except the Stable Income Fund and, effective October 1, 2003, the Wells Fargo Montgomery Short Duration Government Bond Fund.

•	Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

•	Money Market Class A shares may also be exchanged for shares of any WealthBuilder Portfolio.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

52      Money Market Funds Prospectus

Additional Services and Other Information

Automatic Programs

These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

•	Systematic Purchase Program—With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase, and specify an amount of at least $100.

•	Systematic Exchange Program—With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Program—With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Systematic Purchase Program.

It can take up to ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Funds declare distributions of any net investment income daily and make such distributions monthly. The Funds make distributions of any realized capital gains at least annually.

We offer the following distributions options:

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, Medallion Guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible and future distributions will be automatically reinvested.

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written, Medallion Guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Money Market Funds Prospectus      53

Additional Services and Other Information

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal, California and Minnesota state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser with respect to your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of a Fund’s net investment income and realized capital gains, if any. Distributions of the California Tax-Free Money Market, Minnesota Money Market and National Tax-Free Money Market Funds’ net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of the California Tax-Free Money Market Fund’s net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax. Distributions of the Minnesota Money Market Fund’s net interest income from Minnesota state and municipal tax-exempt securities will not be subject to Minnesota state individual income tax, although a portion of such distributions could be subject to the Minnesota AMT. Distributions of net investment income from these Funds attributable to other sources and of net investment income from all other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders will not be able to deduct any distributions when determining their taxable income. Distributions from the 100% Treasury Money Market Fund will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes. In general, Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Request for Multiple Copies of Shareholders Documents

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your selling agent.

54      Money Market Funds Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH

Refers to the “Automated Clearing House” system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized capital gains and/or capital made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund’s total assets. Non-diversified funds are not required to comply with such investment policies.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Funds Prospectus      55

Glossary

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of a signature.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Public Offering Price (“POP”)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A firm that has an agreement with the Funds’ distributors allowing it to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment in a mutual fund, including capital appreciation and dividends. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

56      Money Market Funds Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222 or visit our

Web site at www.wellsfargofunds.com

Write to:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-6009; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P009 (8/04) ICA Reg. No. 811-09253 #531118	NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	Printed on Recycled Paper

Wells Fargo Money Market Funds

Prospectus

Wells Fargo Cash Investment Money Market Fund

Wells Fargo Government Money Market Fund

Wells Fargo National Tax-Free Money Market Fund

Wells Fargo Prime Investment Money Market Fund

Wells Fargo Treasury Plus Money Market Fund

Institutional Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

August 1, 2004

[INTENTIONALLY LEFT BLANK]

Table of Contents	Money Market Funds

Money Market Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND	OBJECTIVE
Cash Investment Money Market Fund	Seeks current income, while preserving capital and liquidity.

Government Money Market Fund	Seeks current income, while preserving capital and liquidity.

National Tax-Free Money Market Fund	Seeks current income exempt from federal income tax, while preserving capital and liquidity.

Prime Investment Money Market Fund	Seeks current income, while preserving capital and liquidity.

Treasury Plus Money Market Fund	Seeks current income, while preserving capital and liquidity.

4      Money Market Funds Prospectus

PRINCIPAL STRATEGIES

We invest in high-quality money market instruments.

We invest in high-quality, short-term U.S. Government obligations and repurchase agreements.

We invest in high-quality, short-term municipal obligations.

We invest in high-quality money market instruments.

We invest in obligations issued by the U.S. Treasury and repurchase agreements.

Money Market Funds Prospectus      5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 16;

•	the “Additional Strategies and General Investment Risks” section beginning on page 26; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund’s yield to the extent they affect the yield of instruments available for purchase by a Fund.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

6      Money Market Funds Prospectus

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

Cash Investment Money Market Fund Institutional Class Calendar Year Returns*1

Best Qtr.: Q4 ’00 • 1.64%            Worst Qtr.: Q3 ’03 • 0.23%

*	The Institutional Class shares’ year-to-date performance through June 30, 2004 was 0.47%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Institutional Class (Incept. 11/8/99)[1]	1.04%	3.66%	4.37%

iMoneyNet First Tier Institutional Money Fund Average	0.86%	3.80%	5.32%

[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio’s Service Class shares adjusted to reflect this Class’s fees and expenses. The predecessor Service Class shares incepted on October 14, 1987.

Money Market Funds Prospectus      7

Performance History

Government Money Market Fund Institutional Class Calendar Year Returns*1

Best Qtr.: Q4 ’00 • 1.54%            Worst Qtr.: Q2 ’03 • 0.19%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.45%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Institutional Class (Incept. 7/28/03)[1]	0.85%	3.34%	4.12%

iMoneyNet Government Institutional Money Fund Average	0.77%	3.59%	5.08%

[1]	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class’s fees and expenses. The Fund’s Service Class shares incepted on November 16, 1987.

8      Money Market Funds Prospectus

National Tax-Free Money Market Fund Institutional Class Calendar Year Returns*1

Best Qtr.: Q4 ’00 • 1.04%            Worst Qtr.: Q3 ’03 • 0.19%

*	The Institutional Class shares’ year-to-date performance through June 30, 2004 was 0.42%.
To obtain a current 7-day yield for the Fund, call toll free 1-800-222-8222.

Average annual total return

for the period ended 12/31/03	1 year	5 years	10 years
Institutional Class (Incept. 11/8/99)[1]	0.87%	2.35%	2.81%

iMoneyNet Tax-Free Institutional Money Fund Average	0.69%	2.31%	3.04%

[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio’s Service Class (formerly Institutional Class) shares adjusted to reflect this Class’s fees and expenses. The predecessor Service Class incepted on January 7, 1988.

Money Market Funds Prospectus      9

Performance History

Prime Investment Money Market Fund Institutional Class Calendar Year Returns*1

Best Qtr.: Q3 ’00 • 1.56%            Worst Qtr.: Q2 ’03 • 0.18%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.44%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	Life of Fund
Institutional Class (Incept. 7/28/03)[1]	0.81%	3.34%	3.45%

iMoneyNet First Tier Institutional Money Fund Average	0.86%	3.80%	3.91%

[1]	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class’s fees and expenses. The Fund’s Service Class shares incepted on September 2, 1998.

10      Money Market Funds Prospectus

Treasury Plus Money Market Fund Institutional Class Calendar Year Returns*1

Best Qtr.: Q4 ’00 • 1.58%            Worst Qtr.: Q4 ’03 • 0.21%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.42%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years

Institutional Class (Incept. 8/11/95)[1]	0.95%	3.44%	4.23%

iMoneyNet Treasury & Repo Institutional Money Fund Average	0.73%	3.52%	4.96%

91 Day U.S. Treasury Bill	1.49%	4.39%	4.96%

[1]	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares, adjusted to reflect this Class’s fees and expenses. The predecessor Service Class shares incepted on October 1, 1985.

Money Market Funds Prospectus      11

Money Market Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)

All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

	Cash Investment Money Market Fund	Government Money Market Fund	National Tax-Free Money Market Fund
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[1]	0.15%	0.15%	0.16%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.25%	0.25%	0.26%

Fee Waivers	0.05%	0.05%	0.06%

NET EXPENSES[2]	0.20%	0.20%	0.20%

	Prime Investment Money Market Fund	Treasury Plus Money Market Fund
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses[1]	0.15%	0.16%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.25%	0.26%

Fee Waivers	0.05%	0.06%

NET EXPENSES[2]	0.20%	0.20%

[1]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[2]	The adviser has committed through July 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the Net Expense Ratio may only be increased with the approval of the Board of Trustees.

12      Money Market Funds Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	Cash Investment Money Market Fund	Government Money Market Fund	National Tax-Free Money Market Fund
1 YEAR	$20	$20	$20
3 YEARS	$75	$75	$78
5 YEARS	$136	$136	$140
10 YEARS	$313	$313	$325

	Prime Investment Money Market Fund	Treasury Plus Money Market Fund
1 YEAR	$20	$20
3 YEARS	$75	$78
5 YEARS	$136	$140
10 YEARS	$313	$325

Money Market Funds Prospectus      13

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”) or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

A summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

14      Money Market Funds Prospectus

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Cash Investment Money Market Fund

Investment Objective

The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We invest in a broad spectrum of high-quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers’ acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 26. These considerations are all important to your investment choice.

16      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	INSTITUTIONAL CLASS SHARES— COMMENCED ON NOVEMBER 8, 1999
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.02	0.03	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.02	0.03	0.06	0.02

Less distributions:
Dividends from net investment income	(0.01)	(0.02)	(0.03)	(0.06)	(0.02)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.02)	(0.03)	(0.06)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[1]	0.98%	1.54%	3.28%	6.38%	2.29%

Ratios/supplemental data:
Net assets, end of period (000s)	$5,839,329	$5,175,328	$5,478,005	$3,332,149	$2,116,276

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.22%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	0.97%	1.52%	3.14%	6.16%	5.77%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.26%	0.28%	0.28%	0.31%	0.30%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      17

Government Money Market Fund

Investment Objective

The Government Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed substantially of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 26. These considerations are all important to your investment choice.

18      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

INSTITUTIONAL CLASS SHARES— COMMENCED ON JULY 28, 2003
For the period ended:	March 31, 2004

Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments	0.00

Total from investment operations	0.01

Less distributions:
Dividends from net investment income	(0.01)
Distributions from net realized gain	0.00

Total from distributions	(0.01)

Net asset value, end of period	$1.00

Total return[1]	0.61%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,471,711

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.20%
Ratio of net investment income (loss) to average net assets	0.90%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.25%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      19

National Tax-Free Money Market Fund

Investment Objective

The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Investment Policies

We invest substantially all of the Fund’s total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund’s assets in municipal obligations that pay interest subject to federal income tax or federal AMT, beginning on January 1, 2005, we intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to the federal AMT.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

•	up to 20% of the Fund’s assets in municipal obligations, the income from which may be subject to federal income tax or federal AMT; and

•	up to 35% of total assets in issuers located in a single state.

We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Increased investment in the securities of issuers in a single state increases the Fund’s exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Municipal obligations rely on the creditworthiness or revenue production of their issuers.

Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of the Fund’s portfolio. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 26. These considerations are all important to your investment choice.

20      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	INSTITUTIONAL CLASS SHARES— COMMENCED ON NOVEMBER 8, 1999
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.02	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.01	0.02	0.04	0.01

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.02)	(0.04)	(0.01)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.01)	(0.02)	(0.04)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[1]	0.85%	1.23%	2.20%	3.93%	1.36%

Ratios/supplemental data:
Net assets, end of period (000s)	$302,140	$126,969	$138,179	$65,265	$23,134

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.22%	0.29%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	0.82%	1.23%	2.05%	3.86%	3.43%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.26%	0.29%	0.38%	0.37%	0.31%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      21

Prime Investment Money Market Fund

Investment Objective

The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We invest in a broad spectrum of high-quality money market instruments of domestic and foreign issuers. These include negotiable certificates of deposit, bank notes, bankers’ acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. We limit investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 26. These considerations are all important to your investment choice.

22      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

INSTITUTIONAL CLASS SHARES— COMMENCED ON JULY 28, 2003
For the period ended:	March 31, 2004
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments	0.00

Total from investment operations	0.01

Less distributions:
Dividends from net investment income	(0.01)
Distributions from net realized gain	0.00

Total from distributions	(0.01)

Net asset value, end of period	$1.00

Total return[1]	0.60%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,085,856

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.20%
Ratio of net investment income (loss) to average net assets	0.89%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.25%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      23

Treasury Plus Money Market Fund

Investment Objective

The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Policies

We invest in short-term obligations issued by the U.S.Treasury, and we also invest in repurchase agreements and other instruments collateralized or secured by U.S.Treasury obligations.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund’s portfolio to fluctuate.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 26. These considerations are all important to your investment choice.

24      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	INSTITUTIONAL CLASS SHARES — COMMENCED ON AUGUST 11, 1995
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.03	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.01	0.03	0.06	0.05

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.03)	(0.06)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.01)	(0.03)	(0.06)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.88%	1.45%	2.97%	6.05%	4.98%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,964,435	$1,565,864	$905,766	$415,965	$390,592

Ratios to average net assets:
Ratio of expenses to average net assets	0.20%	0.21%	0.21%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	0.88%	1.38%	2.78%	5.88%	4.81%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[1]	0.26%	0.29%	0.29%	0.30%	0.40%

[1]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      25

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government’s guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

26      Money Market Funds Prospectus

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above, and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Money Market Funds Prospectus      27

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)	CASH INVESTMENT	GOVERNMENT	NATIONAL TAX-FREE	PRIME INVESTMENT	TREASURY PLUS
Borrowing Policies
The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	•	•	•	•	•

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	•	•	•	•	•

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk	•			•

Illiquid Securities
A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk	•	•	•	•	•

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk	•	•		•	•

28      Money Market Funds Prospectus

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES

Supervises the Funds’ activities

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC	Wells Fargo Bank, N.A.
525 Market St.	6th & Marquette
San Francisco, CA	Minneapolis, MN
Manages the Funds’ investment activities	Provides safekeeping for the Funds’ assets

INVESTMENT SUB-ADVISER

Wells Capital Management Incorporated

525 Market St.

San Francisco, CA

Responsible for day-to-day portfolio management

ADMINISTRATOR	TRANSFER AGENT
Wells Fargo Funds Management, LLC	Boston Financial Data Services, Inc.
525 Market St.	Two Heritage Dr.
San Francisco, CA	Quincy, MA
Manages the Funds’ business activities	Maintains records of shares and supervises the payment of dividends

FINANCIAL SERVICES FIRMS

Advise current and prospective shareholders on Fund investments

SHAREHOLDERS

Money Market Funds Prospectus      29

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. As of March 31, 2004, Funds Management provided advisory services for over $75 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2004, Wells Capital Management managed assets aggregating in excess of $124 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as the Funds’ adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and dividend disbursing services to the Funds.

30      Money Market Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Cash Investment Money Market, Government Money Market, Prime Investment Money Market and Treasury Plus Money Market Funds before 4:30 p.m. (ET) and for the National Tax-Free Money Market Fund before 12:00 noon (ET), generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

•	We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market, Government Money Market, Prime Investment Money Market and Treasury Plus Money Market Funds at 5:00 p.m. (ET), and of the National Tax-Free Money Market Fund at 12:00 noon (ET). Each Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Minimum Investments

Institutions and other investors are required to make a minimum initial investment of $10,000,000 per Fund. There are no minimum subsequent investment requirements. The minimum initial investment may be waived in certain situations.

Money Market Funds Prospectus      31

Your Account	How to Buy Shares

Typically, Institutional Class shares are bought and held on your behalf by the institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at Wells Fargo or at their institution.

Investors who purchase shares through an institution should understand the following:

•	Share purchases are made through a Customer Account at an institution in accordance with the terms of the Customer Account involved;

•	Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

•	Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

•	Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

•	Institutions may have different minimum and subsequent purchase requirements and/or earlier transaction deadlines than those stated in this prospectus.

All investors should understand the following:

•	All purchases must be made in U.S. dollars and all checks must be drawn on U.S. banks.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	For the benefit of the Fund, we request that trades be placed as early in the day as possible.

•	In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV.

32      Money Market Funds Prospectus

How to Sell Shares

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the institution. Please read the Customer Account agreement with your institution for rules governing selling shares.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the “Pricing Fund Shares” section are processed on the same business day.

•	For all Funds, redemption proceeds are normally wired to the redeeming institution the same business day.

•	For all of the Funds, except the Cash Investment Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under the extraordinary circumstances discussed below.

•	For the Cash Investment Money Market Fund,we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances discussed below.

•	Under the extraordinary circumstances described under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund and for longer than seven days for each of the other Funds. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonably practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Money Market Funds Prospectus      33

Your Account	Exchanges

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Institutional Class shares may be exchanged for other Institutional Class or Select Class shares.

•	If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below such amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum purchase amounts for the Funds involved.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

34      Money Market Funds Prospectus

Other Information

Income and Gain Distributions

The Funds declare distributions of any net investment income daily and make such distributions monthly. The Funds make distributions of any realized capital gains at least annually.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser with respect to your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of a Fund’s net investment income and realized capital gains, if any. Distributions of the National Tax-Free Money Market Fund’s net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of net investment income from the National Tax-Free Money Market Fund attributable to other sources and of net investment income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Request for Multiple Copies of Shareholder Documents

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

Money Market Funds Prospectus      35

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized capital gains and/or capital made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of the payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Banks, broker-dealers, financial intermediaries, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity

The ability to readily sell a security at a fair price.

36      Money Market Funds Prospectus

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Total Return

The annual return on an investment in a mutual fund including capital appreciation and dividends. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

Money Market Funds Prospectus      37

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222 or visit our

Web site at www.wellsfargofunds.com

Write to:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-6009; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

 P010 (8/04)

ICA Reg. No.

  811-09253

    #531119

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled Paper

Wells Fargo Money Market Funds

Prospectus

Wells Fargo California Tax-Free Money Market Fund

Wells Fargo Cash Investment Money Market Fund

Wells Fargo Government Money Market Fund

Wells Fargo National Tax-Free Money Market Fund

Wells Fargo Prime Investment Money Market Fund

Wells Fargo Treasury Plus Money Market Fund

Wells Fargo 100% Treasury Money Market Fund

Service Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

August 1, 2004

[INTENTIONALLY LEFT BLANK]

Money Market Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND	OBJECTIVE
California Tax-Free Money Market Fund	Seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Cash Investment Money Market Fund	Seeks current income, while preserving capital and liquidity.

Government Money Market Fund	Seeks current income, while preserving capital and liquidity.

National Tax-Free Money Market Fund	Seeks current income exempt from federal income tax, while preserving capital and liquidity.

Prime Investment Money Market Fund	Seeks current income, while preserving capital and liquidity.

Treasury Plus Money Market Fund	Seeks current income, while preserving capital and liquidity.

100% Treasury Money Market Fund	Seeks current income that is exempt from most state and local individual income taxes, while preserving capital and liquidity.

4      Money Market Funds Prospectus

PRINCIPAL STRATEGIES

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality money market instruments.

We invest in high-quality, short-term U.S. Government obligations and repurchase agreements.

We invest in high-quality, short-term municipal obligations.

We invest in high-quality money market instruments.

We invest in obligations issued by the U.S. Treasury and repurchase agreements.

We invest only in obligations issued by the U.S. Treasury.

Money Market Funds Prospectus      5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 18;

•	the “Additional Strategies and General Investment Risks” section beginning on page 32; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund’s yield to the extent they affect the yield of instruments available for purchase by a Fund.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

The California Tax-Free Money Market Fund and the National Tax-Free Money Market Fund invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of a Fund’s portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

The California Tax-Free Money Market Fund is considered to be non-diversified according to the Investment Company Act of 1940 (the “1940 Act”). The majority of the issuers of the securities in the Fund’s portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

FUND-SPECIFIC RISKS

California Tax-Free Money Market Fund

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. Please see the Fund’s Statement of Additional Information for further details.

6      Money Market Funds Prospectus

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable), are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

California Tax-Free Money Market Fund Service Class Calendar Year Returns*1

Best Qtr.: Q4 ’00 • 0.87%        Worst Qtr.: Q3 ’03 • 0.11%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.28%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Service Class (Incept. 11/8/99)[1]	0.59%	1.88%	2.32%

iMoneyNet California State Specific Institutional Money Fund Average	0.66%	2.12%	2.82%

[1]	Performance shown prior to the inception of this Class reflects the performance of the predecessor portfolio’s Class A shares adjusted to reflect the fees and expenses of the Service Class shares. The Class A shares incepted on January 1, 1992.

Money Market Funds Prospectus      7

Performance History

Cash Investment Money Market Fund Service Class Calendar Year Returns*

Best Qtr.: Q4 ’00 • 1.58%        Worst Qtr.: Q3 ’03 • 0.16%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.32%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Service Class (Incept. 10/14/87)	0.78%	3.45%	4.27%

iMoneyNet First Tier Institutional Money Fund Average	0.86%	3.80%	5.32%

8      Money Market Funds Prospectus

Government Money Market Fund Service Class Calendar Year Returns*

Best Qtr.: Q4 ’00 • 1.54%        Worst Qtr.: Q4 ’03 • 0.15%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.30%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Service Class (Incept. 11/16/87)	0.72%	3.32%	4.11%

iMoneyNet Government Institutional Money Fund Average	0.77%	3.59%	5.08%

Money Market Funds Prospectus      9

Performance History

National Tax-Free Money Market Fund Service Class Calendar Year Returns*1

Best Qtr.: Q4 ’00 • 1.00%        Worst Qtr.: Q3 ’03 • 0.13%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.29%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Service Class (Incept. 8/3/93)[1]	0.66%	2.21%	2.74%

iMoneyNet Tax-Free Institutional Money Fund Average	0.69%	2.31%	3.04%

[1]	Performance shown for periods prior to the inception of the Service Class shares reflects the performance of the predecessor portfolio’s Class A shares, adjusted to reflect this Class’s fees and expenses. The Class A shares incepted on January 7, 1988.

10      Money Market Funds Prospectus

Prime Investment Money Market Fund Service Class Calendar Year Returns*

Best Qtr.: Q3 ’00 • 1.56%        Worst Qtr.: Q3 ’03 • 0.14%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.27%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	Life of Fund
Service Class (Incept. 9/2/98)	0.66%	3.31%	3.42%

iMoneyNet First Tier Institutional Money Fund Average	0.86%	3.80%	3.91%

Money Market Funds Prospectus      11

Performance History

Treasury Plus Money Market Fund Service Class Calendar Year Returns*

Best Qtr.: Q4 ’00 • 1.52%        Worst Qtr.: Q4 ’03 • 0.13%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.27%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Service Class (Incept. 10/1/85)	0.68%	3.20%	4.05%

iMoneyNet Treasury & Repo Institutional Money Fund Average	0.73%	3.52%	4.96%

91 Day U.S. Treasury Bill	1.49%	4.39%	4.96%

12      Money Market Funds Prospectus

100% Treasury Money Market Fund Service Class Calendar Year Returns*

Best Qtr.: Q4 ‘00 • 1.45%        Worst Qtr.: Q4 ‘03 • 0.11%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.23%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Service Class (Incept. 12/03/90)	0.61%	3.09%	3.89%

iMoneyNet Treasury Institutional Money Fund Average	0.73%	3.44%	4.91%

91 Day U.S. Treasury Bill	1.49%	4.39%	4.96%

Money Market Funds Prospectus      13

Money Market Funds	Summary of Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund Shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)

All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

	California Tax-Free Money Market Fund	Cash Investment Money Market Fund	Government Money Market Fund	National Tax-Free Money Market Fund
Management Fees[1]	0.29%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%	0.00%
Other Expenses[2]	0.45%	0.44%	0.45%	0.45%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.74%	0.54%	0.55%	0.55%

Fee Waivers	0.29%	0.04%	0.05%	0.10%

NET EXPENSES[3]	0.45%	0.50%	0.50%	0.45%

	Prime Investment Money Market Fund	Treasury Plus Money Market Fund	100% Treasury Money Market Fund
Management Fees[1]	0.10%	0.10%	0.28%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[2]	0.45%	0.45%	0.45%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.55%	0.55%	0.73%

Fee Waivers	0.00%	0.05%	0.23%

NET EXPENSES[3]	0.55%	0.50%	0.50%

[1]	The Funds’ investment adviser has implemented a breakpoint schedule for the management fees affecting the California Tax-Free and 100% Treasury Money Market Funds. The management fees charged to each of the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule charged to these Funds is as follows: 0.30% for assets from $0 to $999 million; 0.275% for assets from $1 billion to $4.99 billion; and 0.25% for assets $5 billion and higher.
[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]	The adviser has committed through July 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the Net Expense Ratio may only be increased with the approval of the Board of Trustees.

14      Money Market Funds Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	California Tax-Free Money Market Fund	Cash Investment Money Market Fund	Government Money Market Fund
1 YEAR	$46	$51	$51
3 YEARS	$207	$169	$171
5 YEARS	$383	$298	$302
10 YEARS	$891	$673	$684

	National Tax-Free Money Market Fund	Prime Investment Money Market Fund	Treasury Plus Money Market Fund
1 YEAR	$46	$56	$51
3 YEARS	$166	$176	$171
5 YEARS	$297	$307	$302
10 YEARS	$680	$689	$684

100% Treasury Money Market Fund
1 YEAR	$51
3 YEARS	$210
5 YEARS	$383
10 YEARS	$885

Money Market Funds Prospectus      15

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”) or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

A summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

16      Money Market Funds Prospectus

California Tax-Free Money Market Fund

Investment Objective

The California Tax-Free Money Market Fund seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that provide income exempt from federal income tax and alternative minimum tax (“AMT”); and

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from California individual income taxes.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

The current finances of California and its municipalities have declined, in part due in recent years to the weak economy and weak stock market, which reduced the volume of personal income taxes collected on capital gain and stock option awards. According to the Governor’s Budget for 2004-05, a deficit of over $26 billion has accumulated over several years as a result of structural spending imbalances. California issued approximately $11.0 billion in economy recovery bonds in May and June 2004 to help balance the budget. As of July 16, 2004, the State Legislature has not approved a budget for the fiscal year 2004-05.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 32. These considerations are all important to your investment choice.

Money Market Funds Prospectus      17

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	SERVICE CLASS SHARES— COMMENCED ON NOVEMBER 8, 1999
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.02	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.01	0.02	0.03	0.01

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.02)	(0.03)	(0.01)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.01)	(0.02)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[1]	0.56%	0.93%	1.75%	3.20%	1.10%

Ratios/supplemental data: Net assets, end of period (000s)	$367,216	$304,422	$262,866	$150,149	$75,697

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	0.56%	0.90%	1.62%	3.10%	2.69%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses2, [3]	0.50%	0.50%	0.49%	0.57%	0.51%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

18      Money Market Funds Prospectus

Cash Investment Money Market Fund

Investment Objective

The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We invest in a broad spectrum of high-quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers’ acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 32. These considerations are all important to your investment choice.

Money Market Funds Prospectus      19

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	SERVICE CLASS SHARES— COMMENCED ON OCTOBER 14, 1987
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000[1]	May 31, 1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.03	0.06	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.01	0.03	0.06	0.04	0.05

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.03)	(0.06)	(0.04)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.01)	(0.03)	(0.06)	(0.04)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.70%	1.31%	3.05%	6.14%	4.37%	5.04%

Ratios/supplemental data:
Net assets, end of period (000s)	$8,472,548	$10,590,565	$13,345,951	$12,307,775	$9,082,788	$5,481,802

Ratios to average net assets[4]:
Ratio of expenses to average net assets	0.49%	0.48%	0.48%	0.48%	0.48%[3]	0.48%[1]
Ratio of net investment income (loss) to average net assets	0.70%	1.31%	2.91%	5.94%	5.23%[3]	4.91%[1]

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[4,5]	0.55%	0.54%	0.54%	0.54%	0.54%[3]	0.57%[1]

[1]	The Fund changed its fiscal year-end from May 31 to March 31.
[2]	Total returns for periods of less than one year are not annualized.
[3]	Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invested prior to November 8, 1999.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

20      Money Market Funds Prospectus

Government Money Market Fund

Investment Objective

The Government Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed substantially of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 32. These considerations are all important to your investment choice.

Money Market Funds Prospectus      21

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	SERVICE CLASS SHARES— COMMENCED ON NOVEMBER 16, 1987
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000[1]	May 31, 1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.03	0.05	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.01	0.03	0.05	0.04	0.05

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.65%	1.27%	2.86%	5.97%	4.18%	4.81%

Ratios/supplemental data:
Net assets, end of period (000s)	$4,767,774	$4,837,603	$5,752,411	$3,181,143	$3,433,956	$3,368,534

Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.65%	1.24%	2.67%	5.79%	4.94%	4.69%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	0.55%	0.54%	0.52%	0.56%	0.54%	0.52%
[1]	The Fund changed its fiscal year-end from May 31 to March 31.
[2]	Total returns for periods of less than one year are not annualized.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

22      Money Market Funds Prospectus

National Tax-Free Money Market Fund

Investment Objective

The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Investment Strategies

We invest substantially all of the Fund’s total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund’s assets in municipal obligations that pay interest subject to federal income tax or federal AMT, beginning on January 1, 2005, we intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to the federal AMT.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

•	up to 20% of the Fund’s assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and

•	up to 35% of total assets in issuers located in a single state.

We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Increased investment in the securities of issuers in a single state increases the Fund’s exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 32. These considerations are all important to your investment choice.

Money Market Funds Prospectus      23

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	SERVICE CLASS SHARES— COMMENCED ON AUGUST 3, 1993
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000[1]	May 31, 1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.02	0.04	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.01	0.02	0.04	0.03	0.03

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.02)	(0.04)	(0.03)	(0.03)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.01)	(0.02)	(0.04)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.62%	1.07%	2.05%	3.78%	2.58%	2.97%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,262,512	$1,401,583	$1,433,976	$1,183,279	$1,124,073	$1,019,589

Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	0.62%	1.06%	1.96%	3.68%	3.05%	2.91%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	0.55%	0.55%	0.54%	0.56%	0.57%	0.57%

[1]	The Fund changed its fiscal year-end from May 31 to March 31.
[2]	Total returns for periods of less than one year are not annualized.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

24      Money Market Funds Prospectus

Prime Investment Money Market Fund

Investment Objective

The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We invest in a broad spectrum of high-quality money market instruments of domestic and foreign issuers. These include negotiable certificates of deposit, bank notes, bankers’ acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. We limit investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 32. These considerations are all important to your investment choice.

Money Market Funds Prospectus      25

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	SERVICE CLASS SHARES— COMMENCED ON SEPTEMBER 2, 1998
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000[1]	May 31, 1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.03	0.06	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.01	0.03	0.06	0.04	0.04

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.03)	(0.06)	(0.04)	(0.04)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.01)	(0.03)	(0.06)	(0.04)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.60%	1.14%	2.80%	6.02%	4.30%	3.59%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,466,176	$1,818,364	$2,006,493	$1,678,432	$222,523	$68,771

Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.54%	0.55%	0.55%	0.55%	0.55%[4]	0.54%[4]
Ratio of net investment income (loss) to average net assets	0.59%	1.14%	2.64%	5.72%	5.15%[4]	4.69%[4]

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,5]	0.55%	0.55%	0.55%	0.63%	0.93%[4]	0.74%[4]

[1]	The Fund changed its fiscal year-end from May 31 to March 31.
[2]	Total returns for periods of less than one year are not annualized.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invested prior to November 8, 1999.
[5]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26      Money Market Funds Prospectus

Treasury Plus Money Market Fund

Investment Objective

The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We invest in short-term obligations issued by the U.S. Treasury, and we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund’s portfolio to fluctuate.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 32. These considerations are all important to your investment choice.

Money Market Funds Prospectus      27

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	SERVICE CLASS SHARES— COMMENCED ON OCTOBER 1, 1985
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.03	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.01	0.03	0.06	0.05

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.03)	(0.06)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.01)	(0.03)	(0.06)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.60%	1.20%	2.73%	5.83%	4.76%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,324,943	$1,207,609	$1,158,202	$1,050,508	$468,150

Ratios to average net assets:
Ratio of expenses to average net assets	0.49%	0.46%	0.46%	0.46%	0.45%
Ratio of net investment income (loss) to average net assets	0.60%	1.18%	2.54%	5.64%	5.04%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[1]	0.55%	0.55%	0.53%	0.55%	0.63%

[1]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28      Money Market Funds Prospectus

100% Treasury Money Market Fund

Investment Objective

The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed of short-term obligations issued by the U.S. Treasury.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	100% of the Fund’s assets in U.S. Treasury obligations.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund’s portfolio to fluctuate.

Any distributions of capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see “Taxes” on page 46, and the Statement of Additional Information.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 32. These considerations are all important to your investment choice.

Money Market Funds Prospectus      29

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	SERVICE CLASS SHARES— COMMENCED ON DECEMBER 3, 1990
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000[1]	May 31, 1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.03	0.05	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.01	0.03	0.05	0.04	0.04

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)	(0.04)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.53%	1.15%	2.68%	5.59%	3.94%	4.49%

Ratios/supplemental data:
Net assets, end of period (000s)	$2,978,019	$2,725,643	$2,501,888	$2,254,618	$1,702,250	$1,548,549

Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.49%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	0.52%	1.12%	2.53%	5.41%	4.67%	4.34%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	0.55%	0.55%	0.55%	0.55%	0.54%	0.53%

[1]	The Fund changed its fiscal year-end from May 31 to March 31.
[2]	Total returns for periods of less than one year are not annualized.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

30      Money Market Funds Prospectus

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government’s guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Money Market Funds Prospectus      31

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A “diversified” investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

32      Money Market Funds Prospectus

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with the practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)	CALIFORNIA TAX-FREE	CASH INVESTMENT	GOVERNMENT	NATIONAL TAX- FREE	PRIME INVESTMENT	TREASURY PLUS	100%TREASURY
Borrowing Policies
The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	•	•	•	•	•	•	•

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	•	•	•	•	•	•

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk		•			•

Illiquid Securities
A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk	•	•	•	•	•	•

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk		•	•		•	•

Money Market Funds Prospectus      33

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St., San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette, Minneapolis, MN Provides safekeeping for the Funds’ assets

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market St. San Francisco, CA Responsible for day-to-day portfolio management

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA	Various Agents
Manages the Funds’ business activities	Maintains records of shares and supervises the payment of dividends	Provide services to customers

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

SHAREHOLDERS

34      Money Market Funds Prospectus

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. As of March 31, 2004, Funds Management provided advisory services for over $75 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2004, Wells Capital Management managed assets aggregating in excess of $124 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees that Funds Management receives for its services as the Fund’s adviser.

The Administrator

Funds Management provides the Funds with administration services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and dividend disbursing services to the Funds.

Money Market Funds Prospectus      35

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Cash Investment Money Market, Government Money Market, Prime Investment Money Market and Treasury Plus Money Market Funds before 4:30 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the 100% Treasury Money Market Fund before 1:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the California Tax-Free Money Market and National Tax-Free Money Market Funds before 12:00 noon (ET) generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

•	We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market, Government Money Market, Prime Investment Money Market and Treasury Plus Money Market Funds at 5:00 p.m. (ET), of the 100% Treasury Money Market Fund at 1:00 p.m. (ET) and of the California Tax-Free Money Market and National Tax-Free Money Market Funds at 12:00 noon (ET). Each Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

You Can Buy Fund Shares

•	By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

•	Through a brokerage account with an approved selling agent; or

•	Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares. These amounts may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide marketing or servicing advantages to the Funds in return for the payments. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or make investment decisions on behalf of clients. Payments made with respect to the Funds may differ from those made with respect to other mutual funds available through the agent and could influence the agent’s recommendations or decisions. Prospective investors should consult with their selling or shareholder servicing agent if they wish to request further information regarding these matters.

36      Money Market Funds Prospectus

Your Account

Minimum Investments

•	$100,000 minimum initial investment.

•	No minimum subsequent investment requirement.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Money Market Funds Prospectus      37

How to Buy Shares

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV.

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

•	Enclose a check for at least $100,000 made out in the full name and share class of the Fund. For example,”Wells Fargo Treasury Plus Money Market Fund, Service Class.” Please note that checks made payable to any entity other than the full Fund name or “Wells Fargo Funds” will be returned to you.

•	All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

• Mail to:	Wells Fargo Funds	Overnight Mail Only:	Wells Fargo Funds
	P.O. Box 8266		ATTN: CCSU – Boston Financial
	Boston, MA 02266-8266		66 Brooks Drive
Braintree, MA 02184

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check as well.

•	Enclose the payment stub/card from your statement if available.

•	To request an investment slip booklet, please contact Investor Services at 1-800-222-8222.

• Mail to:	Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

38      Money Market Funds Prospectus

Your Account

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

•	If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $100,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

•	All purchases must be made in U.S. dollars and all checks must be drawn on U.S. banks.

•	Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and payment in proper order.

• Overnight Application to:	Wells Fargo Funds
ATTN: CCSU-Boston Financial
66 Brooks Drive
Braintree, MA 02184

• Wire money to:	State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Funds (Name of Fund, Account Number and Share Class) Account Name: (Registration Name Indicated on Application)

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Instruct your wiring bank to transmit the amount of your investment according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

• Wire money to:	State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Funds (Name of Fund, Account Number and Share Class) Account Name: (Registration Name Indicated on Account)

Money Market Funds Prospectus      39

How to Buy Shares

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account. If you do not currently have an account, complete a Wells Fargo Fund Application. Refer to the section on buying shares for the first time By Mail.

To buy into a new Fund, call Investor Services at 1-800-222-8222 option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

•	transfer at least $100,000 from a linked settlement account, or

•	exchange at least $100,000 worth of shares from an existing Wells Fargo Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

•	transfer money from a linked settlement account, or

•	exchange shares from an existing Wells Fargo Funds Account.

40      Money Market Funds Prospectus

Your Account

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

BY MAIL

•	Write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount of the redemption you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges it may assess for an incoming wire transfer.

•	Medallion Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a Medallion Guarantee at a financial institution, such as a bank or brokerage house. Please confirm that the institution provides a Stamp 2000 Medallion Guarantee prior to submitting your signatures. We do not accept notarized signatures or guarantees from a Notary Public.

•	Mail to: Wells Fargo Funds

    P.O. Box 8266

    Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222, option 0, for an Investor Services Representative or option 1 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

•	You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges it may assess for an incoming wire transfer.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

•	We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

Money Market Funds Prospectus      41

How to Sell Shares

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the “Pricing Fund Shares” section are processed on the same business day.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

42      Money Market Funds Prospectus

Your Account	Exchanges

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Service Class shares may be exchanged for other Service Class shares, or for any non-money market Class A shares.

•	If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (“POP”) of the new Fund, which includes a sales load.

•	If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum purchase amounts for the Funds involved.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

Money Market Funds Prospectus      43

Additional Services and Other Information

Automatic Programs

These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

•	Systematic Purchase Program—With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase, and specify an amount of at least $100.

•	Systematic Exchange Program—With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Program—With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Systematic Purchase Plan.

It can take up to ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Funds declare distributions of any net investment income daily and make such distributions monthly. The Funds make distributions of any realized capital gains at least annually.

We offer the following distributions options:

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, Medallion Guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written Medallion Guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

44      Money Market Funds Prospectus

Additional Services and Other Information

•	Directed Distribution Purchase Option—Lets you buy shares of a different Well Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal and state income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and California state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser with respect to your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund’s shareholders substantially all of a Fund’s net investment income and realized capital gains, if any. Distributions of the California Tax-Free Money Market and National Tax-Free Money Market Funds’ net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of the California Tax-Free Money Market Fund’s net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax. Distributions of net investment income from these Funds attributable to other sources and of net investment income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders will not be able to deduct any distributions when determining their taxable income. Distributions of the 100% Treasury Money Market Fund’s net investment income will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes. In general, Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Request for Multiple Copies of Shareholder Documents

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your selling agent.

Money Market Funds Prospectus      45

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH

Refers to the “Automated Clearing House” system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized capital gains and/or capital made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund’s total assets. Non-diversified funds are not required to comply with such investment policies.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or a portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

46      Money Market Funds Prospectus

Glossary

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of a signature.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Public Offering Price

The NAV with the sales load.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A firm that has an agreement with the Funds’ distributors allowing it to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment in a mutual fund including capital appreciation and dividends. Total return calculations assume reinvestment of all dividends and capital gains distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

Money Market Funds Prospectus      47

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222 or visit our

Website at www.wellsfargofunds.com

Write to:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-6009; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P011 (8/04) ICA Reg. No. 811-09253 #531120	NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	Printed on Recycled Paper

Wells Fargo Money Market Funds

Prospectus

Wells Fargo California Tax-Free Money Market Trust

Wells Fargo Money Market Trust

Wells Fargo National Tax-Free Money Market Trust

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

August 1, 2004

[INTENTIONALLY LEFT BLANK]

Table of Contents	Money Market Trusts

Wells Fargo Money Market Trusts Overview

See the individual Fund descriptions in this Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND	OBJECTIVE
California Tax-Free Money Market Trust	Seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Money Market Trust	Seeks current income, while preserving capital and liquidity.

National Tax-Free Money Market Trust	Seeks current income exempt from federal income tax, while preserving capital and liquidity.

4      Money Market Trusts Prospectus

PRINCIPAL STRATEGIES

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality money market instruments.

We invest in high-quality, short-term municipal obligations.

Money Market Trusts Prospectus      5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 14;

•	the “Additional Strategies and General Investment Risks” section beginning on page 20; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund’s yield to the extent they affect the yield of instruments available for purchase by a Fund.

The California Tax-Free Money Market Trust and the National Tax-Free Money Market Trust invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of a Fund’s portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

The California Tax-Free Money Market Trust is considered to be non-diversified according to the Investment Company Act of 1940 (the “1940 Act”). The majority of the issuers of the securities in the Fund’s portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

FUND-SPECIFIC RISKS

California Tax-Free Money Market Trust

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. Please see the Fund’s Statement of Additional Information for further details.

6      Money Market Trusts Prospectus

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

California Tax-Free Money Market Trust Calendar Year Returns*

Best Qtr.: Q4 ’00 • 0.92%            Worst Qtr.: Q3 ’03 • 0.17%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.40%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	Life of Fund
California Tax-Free Money Market Trust (Incept. 5/5/97)	0.84%	2.15%	2.41%

iMoneyNet California State Specific Institutional Money Fund Average	0.66%	2.12%	2.43%

Money Market Trusts Prospectus      7

Performance History

Money Market Trust Calendar Year Returns*

Best Qtr.: Q4 ’00 • 1.66%            Worst Qtr.: Q3 ’03 • 0.24%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.47%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Money Market Trust (Incept. 9/17/90)	1.07%	3.72%	4.51%

iMoneyNet First Tier Institutional Money Fund Average	0.86%	3.80%	5.32%

8      Money Market Trusts Prospectus

National Tax-Free Money Market Trust Calendar Year Returns*

Best Qtr.: Q2 ’00 • 1.06%            Worst Qtr.: Q3 ’03 • 0.19%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.39%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	Life of Fund
National Tax-Free Money Market Trust (Incept. 11/10/97)	0.92%	2.44%	2.60%

iMoneyNet Tax-Free Institutional Money Fund Average	0.69%	2.31%	2.54%

Money Market Trusts Prospectus      9

Money Market Trusts

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)

All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

	California Tax-Free Money Market Trust	Money Market Trust	National Tax-Free Money Market Trust
Management Fees	0.00%	0.00%	0.00%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[1]	0.21%	0.21%	0.21%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.21%	0.21%	0.21%

Fee Waivers	0.01%	0.01%	0.01%

NET EXPENSES[2]	0.20%	0.20%	0.20%

[1]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[2]	The adviser has committed through July 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the Net Expense Ratio may only be increased with the approval of the Board of Trustees.

10      Money Market Trusts Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	California Tax-Free Money Market Trust	Money Market Trust	National Tax-Free Money Market Trust
1 YEAR	$20	$20	$20
3 YEARS	$67	$67	$67
5 YEARS	$117	$117	$117
10 YEARS	$267	$267	$267

Money Market Trusts Prospectus      11

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

A summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

12      Money Market Trusts Prospectus

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California Tax-Free Money Market Trust

Investment Objective

The California Tax-Free Money Market Trust seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax (“AMT”); and

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from California individual income tax.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

The current finances of California and its municipalities have declined, in part due in recent years to the weak economy and weak stock market, which reduced the volume of personal income taxes collected on capital gain and stock option awards. According to the Governor’s Budget for 2004-05, a deficit of over $26 billion has accumulated over several years as a result of structural spending imbalances. California issued approximately $11.0 billion in economy recovery bonds in May and June 2004 to help balance the budget. As of July 16, 2004, the State Legislature has not approved a budget for the fiscal year 2004-05.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 20. These considerations are all important to your investment choice.

14      Money Market Trusts Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	COMMENCED ON MAY 5, 1997
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.02	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.01	0.02	0.03	0.03

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.02)	(0.03)	(0.03)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.01)	(0.02)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.82%	1.18%	2.01%	3.41%	2.93%

Ratios/supplemental data:
Net assets, end of period (000s)	$501,853	$830,713	$852,775	$590,286	$540,704

Ratios to average net assets:
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	0.81%	1.16%	1.92%	3.33%	2.89%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[1]	0.21%	0.24%	0.25%	0.23%	0.67%

[1]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Trusts Prospectus      15

Money Market Trust

Investment Objective

The Money Market Trust seeks current income, while preserving capital and liquidity.

Investment Strategies

We invest in high-quality U.S. dollar-denominated high-quality, short-term money market instruments. These include banker’s acceptances, bank notes, certificates of deposit, commercial paper and repurchase agreements.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality,short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 20. These considerations are all important to your investment choice.

16      Money Market Trusts Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	COMMENCED ON SEPTEMBER 17, 1990
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.02	0.03	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.02	0.03	0.06	0.05

Less distributions:
Dividends from net investment income	(0.01)	(0.02)	(0.03)	(0.06)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.02)	(0.03)	(0.06)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.00%	1.58%	3.27%	6.44%	5.43%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,448,899	$1,823,970	$1,776,435	$1,161,092	$713,278

Ratios to average net assets:
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	0.98%	1.56%	3.02%	6.20%	5.35%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[1]	0.21%	0.23%	0.22%	0.22%	0.48%

[1]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Trusts Prospectus      17

National Tax-Free Money Market Trust

Investment Objective

The National Tax-Free Money Market Trust seeks current income exempt from federal income tax, while preserving capital and liquidity.

Investment Strategies

We invest substantially all of the Fund’s total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund’s assets in municipal obligations that pay interest subject to federal income tax or federal AMT, beginning on January 1, 2005, we intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to the federal AMT.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

•	up to 20% of the Fund’s assets in municipal obligations, the income from which may be subject to federal income tax or federal AMT; and

•	up to 35% of total assets in issuers located in a single state.

We may also invest up to 25% of total assets in industrial development bonds and in participation interests in these securities.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Increased investment in the securities of issuers in a single state increases the Fund’s exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 20. These considerations are all important to your investment choice.

18      Money Market Trusts Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	COMMENCED ON NOVEMBER 10, 1997
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	0.02	0.04	0.03
Net realized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.01	0.01	0.02	0.04	0.03

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.02)	(0.04)	(0.03)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total from distributions	(0.01)	(0.01)	(0.02)	(0.04)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.86%	1.30%	2.25%	4.01%	3.30

Ratios/supplemental data:
Net assets, end of period (000s)	$563,985	$507,048	$627,773	$339,791	$269,943

Ratios to average net assets:
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	0.86%	1.28%	2.08%	3.89%	3.27%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[1]	0.21%	0.22%	0.24%	0.25%	0.52%

[1]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Trusts Prospectus      19

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government’s guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

20      Money Market Trusts Prospectus

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A “diversified” investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Money Market Trusts Prospectus      21

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)	CALIFORNIA TAX-FREE	MONEY MARKET	NATIONAL TAX-FREE
Borrowing Policies
The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	•	•	•

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	•	•	•

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk		•

Illiquid Securities
A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk	•	•	•

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk		•

22      Money Market Trusts Prospectus

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

BOARD OF TRUSTEES

Supervises the Funds’ activities

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC	Wells Fargo Bank, N.A.
525 Market St.	6th & Marquette
San Francisco, CA	Minneapolis, MN
Manages the Funds’ investment activities	Provides safekeeping for the Funds’ assets

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated
525 Market St.
San Francisco, CA
Responsible for day-to-day portfolio management

ADMINISTRATOR	TRANSFER AGENT
Wells Fargo Funds Management, LLC	Boston Financial Data Services, Inc.
525 Market St.	Two Heritage Dr.
San Francisco, CA	Quincy, MA
Manages the Funds’ business activities	Maintains records of shares and supervises the payment of dividends

FINANCIAL SERVICES FIRMS
Advise current and prospective shareholders on Fund investments

SHAREHOLDERS

Money Market Trusts Prospectus      23

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank.

Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States.The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. Funds Management currently does not receive fees for its services as adviser. As of March 31, 2004, Funds Management provided advisory services for over $75 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2004, Wells Capital Management managed assets aggregating in excess of $124 billion in assets. Wells Capital Management currently does not receive fees for its services as sub-adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and dividend disbursing services to the Funds.

24      Money Market Trusts Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund class’s liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. We determine the NAV for the Money Market Trust at 3:00 p.m. (ET), and for the other Funds at 12:00 noon (ET). Each Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for each Fund, except the Money Market Trust, generally are processed at 12:00 noon (ET) on the same day. Requests we receive in proper form for the Money Market Trust generally are processed at 3:00 p.m. (ET) on the same day. Earlier purchase and redemption cutoff times may be established by your institution. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times are processed the next business day.

Minimum Investments

•	Trust Class shares have no minimum initial or subsequent investment requirement, but can only be purchased within certain trust accounts.

How to Buy Shares

Typically, Trust Class shares are bought and held on your behalf by the institution through which you are investing. Investors interested in purchasing Trust Class shares of the Funds should contact an account representative at their institution and should understand the following:

•	Share purchases are made through a Customer Account at an institution in accordance with the terms of the Customer Account involved;

•	Institutions are usually the holders of record of Trust Class shares held through Customer Accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

•	Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

•	Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

•	All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

Money Market Trusts Prospectus      25

Your Account

•	For the benefit of the Fund, we request that trades be placed as early in the day as possible.

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV.

How to Sell Shares

Trust Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the institution. Please read the Customer Account agreement with your institution for rules governing selling shares.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the “Pricing Fund Shares” section are processed on the same business day. Redemption proceeds are usually wired to the redeeming institution the same business day.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

26      Money Market Trusts Prospectus

Other Information

Income and Gain Distributions

The Funds declare distributions of any net investment income daily and make such distributions monthly. The Funds make distributions of any realized capital gains at least annually.

Taxes

The following discussion regarding federal income and California individual income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and California state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund’s shareholders substantially all of a Fund’s net investment income and realized capital gains, if any. Distributions of the California Tax-Free Money Market and National Tax-Free Money Market Trusts’ net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. Distributions of the California Tax-Free Money Market Trust’s net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax. Distributions of net investment income from these Funds attributable to other sources and of net investment income from the Money Market Trust attributable to all sources generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption of your Fund shares.

Request for Multiple Copies of Shareholder Documents

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

Money Market Trusts Prospectus      27

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH

Refers to the “Automated Clearing House” system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized capital gains and/or capital made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund’s total assets. Non-diversified funds are not required to comply with such investment policies.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or a portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be readily sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

28      Money Market Trusts Prospectus

Institution

Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Total Return

The annual return on an investment in a mutual fund including capital appreciation and dividends. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

Money Market Trusts Prospectus      29

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222 or visit our

Website at www.wellsfargofunds.com

Write to:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-6009; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P012 (8/04)
ICA Reg. No.
811-09253	NOT FDIC INSURED -NO BANK GUARANTEE -MAY LOSS VALUE	Printed on Recycled Paper

Wells Fargo Overland Express Sweep Fund

Prospectus

Wells Fargo Overland Express Sweep Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

August 1, 2004

[INTENTIONALLY LEFT BLANK]

Overland Express Sweep Fund Overview

See the individual Fund description in this Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND	OBJECTIVE
Overland Express Sweep Fund	Seeks current income, while preserving capital and liquidity.

4      Overland Express Sweep Fund Prospectus

PRINCIPAL STRATEGY

We invest in a broad range of U.S. dollar-denominated, high-quality money market instruments, including repurchase agreements.

Overland Express Sweep Fund Prospectus      5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

•	the Fund description beginning on page 12;

•	the “Additional Strategies and General Investment Risks” section beginning on page 14; and

•	the Fund’s Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Fund invests in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect the Fund’s yield to the extent they affect the yield of instruments available for purchase by the Fund.

6      Overland Express Sweep Fund Prospectus

Performance History

The information on this page shows you how the Fund has performed and illustrates the variability of the Fund’s returns over time. The Fund’s average annual returns for one-, five-, and ten-year periods are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

Overland Express Sweep Fund Calendar Year Returns*

Best Qtr.: Q4’00 • 1.38%        Worst Qtr.:Q2 ’03 • 0.03%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.05%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Overland Express Sweep Fund (Incept. 10/1/91)[1]	0.12%	2.68%	3.45%

iMoneyNet First Tier Retail Money Fund Average	0.52%	3.37%	4.82%

[1]	Performance shown for periods prior to December 15, 1997 reflects the performance of the predecessor Overland Express Funds, Inc. portfolio.

Overland Express Sweep Fund Prospectus      7

Overland Express Sweep Fund

This table is intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. This table does not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)

Overland Express Sweep Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Overland Express Sweep Fund
Management Fees[1]	0.28%
Distribution (12b-1) Fees	0.25%
Other Expenses[2]	0.55%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.08%

Fee Waivers	0.00%

NET EXPENSES[3]	1.08%

[1]	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.30% for assets from $0 to $999 million; 0.275% for assets from $1 billion to $4.99 billion; and 0.25% for assets $5 billion and higher.
[2]	Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]	The adviser has committed through July 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the Net Expense Ratio may only be increased with the approval of the Board of Trustees.

8      Overland Express Sweep Fund Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

Overland Express Sweep Fund
1 YEAR	$110
3 YEARS	$343
5 YEARS	$595
10 YEARS	$1,317

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Key Information

In this Prospectus,“we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment adviser. “We” may also refer to the Fund’s other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in the Fund:

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategies

The investment objective of the Fund is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

•	what the Fund is trying to achieve; and

•	how we intend to invest your money.

Permitted Investments

A summary of the Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

Important Risk Factors

Describes the key risk factors for the Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

10      Overland Express Sweep Fund Prospectus

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Overland Express Sweep Fund

Investment Objective

The Overland Express Sweep Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio consisting of a broad range of U.S. dollar-denominated, high-quality money market instruments. We may also make certain other investments including, for example, repurchase agreements.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 14. These considerations are all important to your investment choice.

12      Overland Express Sweep Fund Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	OVERLAND EXPRESS SWEEP FUND— COMMENCED ON OCTOBER 1, 1991
For the period ended:	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001	March 31, 2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.00	0.01	0.02	0.05	0.04
Net realized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00	0.01	0.02	0.05	0.04

Less distributions:
Dividends from net investment income	0.00	(0.01)	(0.02)	(0.05)	(0.04)
Distributions from net realized gain	0.00	0.00	(0.00)	(0.00)	(0.00)

Total from distributions	0.00	(0.01)	(0.02)	(0.05)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.10%[1]	0.52%	2.26%	5.35%	4.32%[1]

Ratios/supplemental data:
Net assets, end of period (000s)	$4,477,980	$5,084,538	$6,107,675	$4,924,869	$3,863,612

Ratios to average net assets:
Ratio of expenses to average net assets	1.07%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	0.10%	0.52%	2.13%	5.21%	4.29%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	1.35%	1.25%	1.25%	1.25%	1.29%

[1]	Total returns would have been lower had certain expenses not been waived/reimbursed during the period shown.
[2]	For the fiscal year ended March 31, 2000 and March 31, 2004, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Overland Express Sweep Fund Prospectus      13

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Overland Express Sweep Fund. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that the Fund will meet its investment objective. In particular, we cannot guarantee that the Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	An investment in the Fund, by itself, does not constitute a complete investment plan.

•	The Fund may invest a portion of its assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government’s guarantee does not extend to the Fund.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

14      Overland Express Sweep Fund Prospectus

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase the Fund’s exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the “Important Risk Factors” in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Overland Express Sweep Fund Prospectus      15

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies
The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk

Illiquid Securities
A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk

16      Overland Express Sweep Fund Prospectus

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises the Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund’s activities and approves the selection of various companies hired to manage the Fund’s operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Fund’s activities

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC	Wells Fargo Bank, N.A.
525 Market St., San Francisco, CA	6th St. & Marquette, Minneapolis, MN
Manages the Fund’s investment activities	Provides safekeeping for the Fund’s assets

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated
525 Market St.
San Francisco, CA
Responsible for day-to-day portfolio management

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds	Boston Financial Data	Various Agents
Management, LLC	Services, Inc.
525 Market St.	Two Heritage Dr.
San Francisco, CA	Quincy, MA
Manages the	Maintains records of	Provide services to
Fund’s business	shares and supervises	customers
activities	the payment of dividends

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

SHAREHOLDERS

Overland Express Sweep Fund Prospectus      17

Organization and Management of the Fund

The Investment Adviser

Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund’s adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. As of March 31, 2004, Funds Management provided advisory services for over $75 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2004, Wells Capital Management managed assets aggregating in excess of $124 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees that Funds Management receives for its services as the Fund’s adviser.

The Administrator

Funds Management provides the Fund with administrative services, including general supervision of the Fund’s operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and dividend disbursing services to the Fund.

18      Overland Express Sweep Fund Prospectus

Distribution Plan

We have adopted a Distribution Plan (“Plan”) for the Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

This fee is paid out of the Fund’s assets on an ongoing basis. Over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

Overland Express Sweep Fund Prospectus      19

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We process requests to buy or sell shares of the Fund each business day. Requests we receive in proper form generally are processed at 3:00 p.m. (ET) on the same day. If the markets close early, the Fund may close early and may value its shares at such earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

•	We determine the NAV of the Fund’s shares each business day. We determine the NAV by subtracting the Fund’s liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. We determine the NAV of the Overland Express Sweep Fund at 3:00 p.m. (ET). The Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Minimum Investments

•	Fund shares have no minimum initial or subsequent purchase requirements.

20      Overland Express Sweep Fund Prospectus

How to Buy Shares

You can buy Fund shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or “sweep” balances in your Customer Account into shares of the Fund. Please contact your shareholder servicing agent for more information.

In addition to payments received from the Fund, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares. These amounts may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide marketing or servicing advantages to the Fund in return for the payments. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or make investment decisions on behalf of clients. Payments made with respect to the Fund may differ from those made with respect to other mutual funds available through the agent and could influence the agent’s recommendations or decisions. Prospective investors should consult with their selling or shareholder servicing agent if they wish to request further information regarding these matters.

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current days NAV.

How to Sell Shares

Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance with the terms of your Customer Account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your Customer Account by your shareholder servicing agent. The Fund does not charge redemption fees.

GENERAL NOTES FOR SELLING SHARES

•	We process requests to sell shares each business day. Requests we receive in proper form before 3:00 p.m. (ET) generally are processed at 3:00 p.m. (ET) on the same day.

•	Requests we receive after the above-specified time are deemed to be received and are processed the next business day at the applicable NAV.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Overland Express Sweep Fund Prospectus      21

Other Information

Income and Gain Distributions

The Fund declares distributions of any net investment income daily and makes such distributions monthly. The Fund makes distributions of any realized capital gains at least annually.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized capital gains, if any. Distributions of the Fund’s ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of the Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from the Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Request for Multiple Copies of Shareholder Documents

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

22      Overland Express Sweep Fund Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH

Refers to the “Automated Clearing House” system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized capital gains and/or capital made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value determined by the Fund.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Overland Express Sweep Fund Prospectus      23

Glossary

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of the Fund assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A firm that has an agreement with the Fund’s distributors allowing it to sell the Fund shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Total Return

The annual return on an investment in a mutual fund, including capital appreciation and dividends. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

24      Overland Express Sweep Fund Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com

Write to:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-6009; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P013 (8/04)
ICA Reg. No.
811-09253	NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	Printed on Recycled Paper

Wells Fargo Money Market Funds

Prospectus

Wells Fargo Liquidity Reserve Money Market Fund

Investor Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

August 1, 2004

Table of Contents	Liquidity Reserve Money Market Fund

Liquidity Reserve Money Market Fund Overview

See the Fund description in this Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND	OBJECTIVE
Liquidity Reserve Money Market Fund	Seeks current income, while preserving capital and liquidity.

4      Liquidity Reserve Money Market Fund Prospectus

PRINCIPAL STRATEGY

We invest in high-quality money market instruments.

Liquidity Reserve Money Market Fund Prospectus      5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

•	the Fund description beginning on page 12;

•	the “Additional Strategies and General Investment Risks” section beginning on page 14; and

•	the Fund’s Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds invested in longer-term instruments.

The Fund invests in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect the Fund’s yield to the extent they affect the yield of instruments available for purchase by the Fund.

6      Liquidity Reserve Money Market Fund Prospectus

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-year and for the life of the Fund are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

Liquidity Reserve Money Market Fund Investor Class Calendar Year Returns*

Best Qtr.: Q1 ’03 • 0.11%            Worst Qtr.: Q3 ’03 • 0.03%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.06%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	Life of Fund
Liquidity Reserve Investor (Incept. 7/31/2002)	0.24%	0.42%

iMoneyNet First Tier Retail Money Fund Average	0.52%	0.68%

Liquidity Reserve Money Market Fund Prospectus      7

Liquidity Reserve Money Market Fund

This table is intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. This table does not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)

Liquidity Reserve Money Market Fund
INVESTOR CLASS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Liquidity Reserve Money Market Fund
INVESTOR CLASS
Management Fees[1]	0.29%
Distribution (12b-1) Fees	0.25%
Other Expenses[2]	0.59%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.13%

Fee Waivers	0.13%

NET EXPENSES[3]	1.00%

[1]	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.30% for assets from $0 to $999 million; 0.275% for assets from $1 billion to $4.99 billion; and 0.25% for assets $5 billion and higher.
[2]	Other expenses may include expenses payable to affiliates of Well Fargo & Company.
[3]	The adviser has committed through July 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the Net Expense Ratio may only be increased with the approval of the Board of Trustees.

8      Liquidity Reserve Money Market Fund Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

Liquidity Reserve Money Market Fund
INVESTOR CLASS
1 YEAR	$102
3 YEARS	$346
5 YEARS	$610
10 YEARS	$1,363

Liquidity Reserve Money Market Fund Prospectus      9

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment adviser. “We” may also refer to the Fund’s other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in the Fund:

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategy

The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

•	what the Fund is trying to achieve; and

•	how we intend to invest your money.

Permitted Investments

A summary of the Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

Important Risk Factors

Describes the key risk factors for the Fund, including risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

10      Liquidity Reserve Money Market Fund Prospectus

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Liquidity Reserve Money Market Fund

Investment Objective

The Liquidity Reserve Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategy

We actively manage a portfolio of U.S. dollar-denominated high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, commercial paper and repurchase agreements.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described under “Summary of Important Risks” on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 14. These considerations are all important to your investment choice.

12      Liquidity Reserve Money Market Fund Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years or the life of the Fund, if shorter. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	LIQUIDITY RESERVE MONEY MARKET FUND— COMMENCED ON JULY 31, 2002
For the period ended:	March 31, 2004	March 31, 2003
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.00	0.00
Net realized gain (loss) on investments	0.00	0.00

Total from investment operations	0.00	0.00

Less distributions:
Dividends from net investment income	0.00	0.00 [1]
Distributions from net realized gain	0.00	0.00

Total from distributions	0.00	0.00

Net asset value, end of period	$1.00	1.00

Total return[2]	0.17%	0.46%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,734,451	$1,054,549

Ratios to average net assets[3]:
Ratio of expenses to average net assets	1.00%	0.92%
Ratio of net investment income (loss) to average net assets	0.16%	0.64%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	1.19%	1.07%

[1]	Rounds to less than $0.01.
[2]	Total returns for periods of less than one year are not annualized.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Liquidity Reserve Money Market Fund Prospectus      13

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Liquidity Reserve Money Market Fund. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that the Fund will meet its investment objective. In particular, we cannot guarantee that the Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Fund may invest a portion of its assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government’s guarantee does not extend to the Fund itself.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

14      Liquidity Reserve Money Market Fund Prospectus

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase the Fund’s exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the “Important Risk Factors” section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Liquidity Reserve Money Market Fund Prospectus      15

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies section of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies
The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk

Illiquid Securities
A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk

16      Liquidity Reserve Money Market Fund Prospectus

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Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises the Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund’s activities and approves the selection of various companies hired to manage the Fund’s operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES

Supervises the Fund’s activities

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC	Wells Fargo Bank, N.A.
525 Market St., San Francisco, CA	6th & Marquette, Minneapolis, MN
Manages the Fund’s investment activities	Provides safekeeping for the Fund’s assets

INVESTMENT SUB-ADVISER

Wells Capital Management Incorporated

525 Market St.

San Francisco, CA

Responsible for day-to-day portfolio management

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds	Boston Financial Data	Various Agents
Management, LLC	Services, Inc.
525 Market St.	Two Heritage Dr.
San Francisco, CA	Quincy, MA
Manages the Fund’s business activities	Maintains records of shares and supervises the paying of dividends	Provide services to customers

FINANCIAL SERVICES FIRMS AND SELLING AGENTS

Advise current and prospective shareholders on Fund investments

SHAREHOLDERS

18      Liquidity Reserve Money Market Fund Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund’s adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. As of March 31, 2004, Funds Management provided advisory services for over $75 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2004, Wells Capital Management managed assets aggregating in excess of $124 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as the Fund’s adviser.

The Administrator

Funds Management provides the Fund with administrative services, including general supervision of the Fund’s operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and dividend disbursing services to the Fund.

Distribution Plan

We have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Investor Class shares of the Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are characterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

This fee is paid out of the Fund’s assets on an ongoing basis. Over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

Liquidity Reserve Money Market Fund Prospectus      19

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We process requests to buy or sell shares of the Fund each business day. Requests we receive in proper form for the Fund before 3:00 p.m. (ET) generally are processed on the same day. If the markets close early, the Fund may close early and may value its shares at such earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

•	We determine the NAV of the Fund’s shares each business day. We determine the NAV by subtracting the Fund’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Fund at 3:00 p.m. (ET). The Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Minimum Investments

•	Fund shares have no minimum initial or subsequent purchase requirements.

20      Liquidity Reserve Money Market Fund Prospectus

How to Buy and Sell Shares

How to Buy Shares

You can buy Fund Shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or “sweep” balances in your Customer Account into shares of the Fund. Please contact your Shareholder Servicing Agent for more information.

In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares. These amounts may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide marketing or servicing advantages to the Funds in return for the payments. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or make investment decisions on behalf of clients. Payments made with respect to the Funds may differ from those made with respect to other mutual funds available through the agent and could influence the agent’s recommendations or decisions. Prospective investors should consult with their selling or shareholder servicing agent if they wish to request further information regarding these matters.

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV.

How to Sell Shares

Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance with the terms of your Customer Account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your Customer Account by your shareholder servicing agent. The Fund does not charge redemption fees.

GENERAL NOTES FOR SELLING SHARES

•	We process requests to sell shares each business day. Requests we receive in proper form before 3:00 p.m. (ET) generally are processed at 3:00 p.m. (ET) on the same day.

•	Requests we receive after the above-specified time are deemed to be received and are processed the next business day at the applicable NAV.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Liquidity Reserve Money Market Fund Prospectus      21

Other Information

Income and Gain Distributions

The Fund declares distributions of any net investment income daily and makes such distributions monthly. The Fund makes distributions of any realized capital gains at least annually.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) Plan or Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and capital gains, if any. Distributions of the Fund’s ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of the Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from the Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Request for Multiple Copies of Shareholder Documents

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your selling agent.

22      Liquidity Reserve Money Market Fund Prospectus

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Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH

Refers to the “Automated Clearing House” system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserved is close.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Distributions

Disbursements of net investment income, realized capital gains and/or capital made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

24      Liquidity Reserve Money Market Fund Prospectus

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A firm that has an agreement with the Fund’s distributors that allowing it to sell the Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Total Return

The annual return on an investment in a mutual fund, including capital appreciation and dividends. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Liquidity Reserve Money Market Fund Prospectus      25

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222 or visit our

Website at www.wellsfargofunds.com

Write to:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-6009; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P047 (8/04) ICA Reg. No. 811-09253 #531115	NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	Printed on Recycled Paper

Wells Fargo Money Market Funds

Prospectus

Wells Fargo Cash Investment Money Market Fund

Wells Fargo Government Money Market Fund

Administrator Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

August 1, 2004

[INTENTIONALLY LEFT BLANK]

Money Market Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND	OBJECTIVE
Cash Investment Money Market Fund	Seeks current income, while preserving capital and liquidity.

Government Money Market Fund	Seeks current income, while preserving capital and liquidity.

4      Money Market Funds Prospectus

PRINCIPAL STRATEGIES

We invest in high-quality money market instruments.

We invest in high-quality, short-term U.S. Government obligations and repurchase agreements.

Money Market Funds Prospectus      5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 14;

•	the “Additional Strategies and General Investment Risks” section beginning on page 18; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund’s yield to the extent they affect the yield of instruments available for purchase by a Fund.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

6      Money Market Funds Prospectus

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

Cash Investment Money Market Fund Administrator Class Calendar Year Returns*1

Best Qtr.: Q4 ’00 • 1.58%         Worst Qtr.: Q3 ’03 • 0.19%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.39%.
To obtain a current 7-day yield for the Fund, call toll-free, 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Administrator Class (Incept. 7/31/03)[1]	0.84%	3.47%	4.28%
iMoneyNet First Tier Institutional Money Fund Average	0.86%	3.80%	5.32%

[1]	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class’s fees and expenses. The Fund’s Service Class shares incepted on August 3, 1993.

Money Market Funds Prospectus      7

Performance History

Government Money Market Fund Administrator Class Calendar Year Returns*1

Best Qtr.: Q4 ’00 • 1.54%         Worst Qtr.: Q3 ’03 • 0.18%

*	The Fund’s year-to-date performance through June 30, 2004 was 0.37%.
To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns

for the period ended 12/31/03	1 year	5 years	10 years
Administrator Class (Incept. 7/31/03)[1]	0.79%	3.33%	4.12%
iMoneyNet Government Institutional Money Fund Average	0.77%	3.59%	5.08%

[1]	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class’s fees and expenses. The Fund’s Service Class shares incepted on August 3, 1993.

8      Money Market Funds Prospectus

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Money Market Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)

All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

	Cash Investment Money Market Fund	Government Money Market Fund
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses[1]	0.28%	0.27%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.38%	0.37%

Fee Waivers	0.03%	0.02%

NET EXPENSES[2]	0.35%	0.35%

[1]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[2]	The adviser has committed through July 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the Net Expense Ratio may only be increased with the approval of the Board of Trustees.

10      Money Market Funds Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	Cash Investment Money Market Fund	Government Money Market Fund
1 YEAR	$36	$36
3 YEARS	$119	$117
5 YEARS	$210	$206
10 YEARS	$477	$466

Money Market Funds Prospectus      11

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”) or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

A summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

12      Money Market Funds Prospectus

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Cash Investment Money Market Fund

Investment Objective

The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We invest in a broad spectrum of high-quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers’ acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 18. These considerations are all important to your investment choice.

14      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

ADMINISTRATOR CLASS SHARES— COMMENCED ON JULY 31, 2003
For the period ended:	March 31, 2004
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments	0.00

Total from investment operations	0.01

Less distributions:
Dividends from net investment income	(0.01)
Distributions from net realized gain	0.00

Total from distributions	(0.01)

Net asset value, end of period	$1.00

Total return[1]	0.53%

Ratios/supplemental data:
Net assets, end of period (000s)	$281,124

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.35%
Ratio of net investment income (loss) to average net assets	0.79%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.39%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      15

Government Money Market Fund

Investment Objective

The Government Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed substantially of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 18. These considerations are all important to your investment choice.

16      Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

ADMINISTRATOR CLASS SHARES— COMMENCED ON JULY 31, 2003
For the period ended:	March 31, 2004
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments	0.00

Total from investment operations	0.01

Less distributions:
Dividends from net investment income	(0.01)
Distributions from net realized gain	0.00

Total from distributions	(0.01)

Net asset value, end of period	$1.00

Total return[1]	0.50%

Ratios/supplemental data:
Net assets, end of period (000s)	$160,507

Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.35%
Ratio of net investment income (loss) to average net assets	0.75%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.37%

[1]	Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus      17

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Funds may invest a portion of its assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government’s guarantee does not extend to the Fund itself.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

18      Money Market Funds Prospectus

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above, and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Money Market Funds Prospectus      19

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)	CASH INVESTMENT	GOVERNMENT
Borrowing Policies
The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	•	•

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	•	•

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk	•

Illiquid Securities
A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk	•	•

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk	•	•

20      Money Market Funds Prospectus

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC	Wells Fargo Bank, N.A.
525 Market St.	6th & Marquette
San Francisco, CA	Minneapolis, MN
Manages the Funds’ investment activities	Provides safekeeping for the Funds’ assets

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated
525 Market St.
San Francisco, CA
Responsible for day-to-day portfolio management

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA	Various Agents
Manages the Funds’ business activities	Maintains records of shares and supervises the payment of dividends	Provides services to customers of the Funds

FINANCIAL SERVICES FIRMS
Advise current and prospective shareholders on Fund investments

SHAREHOLDERS

Money Market Funds Prospectus      21

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. As of March 31, 2004, Funds Management provided advisory services for over $75 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2004, Wells Capital Management managed assets aggregating in excess of $124 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as the Funds’ adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.10% of its average daily net assets.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and dividend disbursing services to the Funds.

22      Money Market Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Cash Investment and Government Money Market Funds before 4:30 p.m. (ET) generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

•	We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment and Government Money Market Funds at 5:00 p.m. (ET). Each Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Minimum Investments

Institutions and other investors are required to make a minimum initial investment of $1,000,000 per Fund. There are no minimum subsequent investment requirements. The minimum initial investment may be waived in certain situations.

Money Market Funds Prospectus      23

Your Account	How to Buy Shares

Typically, Administrator Class shares are bought and held on your behalf by the institution through which you are investing. Investors interested in purchasing Administrator Class shares of the Funds should contact an account representative at Wells Fargo or at their institution.

Investors who purchase shares through an institution should understand the following:

•	Share purchases are made through a Customer Account at an institution in accordance with the terms of the Customer Account involved;

•	Institutions are usually the holders of record of Administrator Class shares held through Customer Accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

•	Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

•	Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

•	Institutions may have different minimum and subsequent purchase requirements and/or earlier transaction deadlines than those stated in this prospectus.

All investors should understand the following:

•	All purchases must be made in U.S. dollars and all checks must be drawn on U.S. banks.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	For the benefit of the Fund, we request that trades be placed as early in the day as possible.

•	In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV.

24      Money Market Funds Prospectus

How to Sell Shares

Administrator Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the institution. Please read the Customer Account agreement with your institution for rules governing selling shares.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the “Pricing Fund Shares” section are processed on the same business day.

•	Redemption proceeds are usually wired to the redeeming institution the same business day.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Money Market Funds Prospectus      25

Your Account	Exchanges

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce capital gain or loss for tax purposes.

•	Administrator Class shares may only be exchanged for Administrator Class Shares.

•	If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (“POP”) of the new Fund, which includes a sales load.

•	If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum purchase amounts for the Funds involved.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

26      Money Market Funds Prospectus

Other Information

Income and Gain Distributions

The Funds declare distributions of any net investment income daily and make such distributions monthly. The Funds make distributions of any realized capital gains at least annually.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of a Fund’s net investment income and realized capital gains, if any. Distributions of a the Fund’s ordinary income, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Request for Multiple Copies of Shareholder Documents

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

Money Market Funds Prospectus      27

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH

Refers to the “Automated Clearing House” system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized capital gains and/or capital made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of the payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Banks, broker-dealers, financial intermediaries, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity

The ability to readily sell a security at a fair price.

28      Money Market Funds Prospectus

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Public Offering Price (“POP”)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Total Return

The annual return on an investment in a mutual fund including capital appreciation and dividends. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Money Market Funds Prospectus      29

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222 or visit our

Web site at www.wellsfargofunds.com

Write to:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-6009; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P066 (8/04)
ICA Reg. No.
811-09253
#531117	NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	Printed on Recycled Paper

WELLS FARGO FUNDS TRUST

Telephone: 1-800-222-8222

STATEMENT OF ADDITIONAL INFORMATION

Dated August 1, 2004

CALIFORNIA TAX-FREE MONEY MARKET FUND

CALIFORNIA TAX-FREE MONEY MARKET TRUST

CASH INVESTMENT MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND

LIQUIDITY RESERVE MONEY MARKET FUND

MINNESOTA MONEY MARKET FUND

MONEY MARKET FUND

MONEY MARKET TRUST

NATIONAL TAX-FREE MONEY MARKET FUND

NATIONAL TAX-FREE MONEY MARKET TRUST

OVERLAND EXPRESS SWEEP FUND

PRIME INVESTMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

100% TREASURY MONEY MARKET FUND

Class A, Class B, Administrator Class, Investor Class,

Service Class, Single Class, Trust and Institutional Class

Wells Fargo Funds Trust (the “Trust”) is an open-end, management investment company. This Statement of Additional Information (“SAI”) contains additional information about fourteen Funds in the Wells Fargo Funds Trust family of funds (each, a “Fund” and collectively, the “Funds”) — the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Money Market Fund, Liquidity Reserve Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund. Each Fund, except the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund, is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Minnesota Money Market Fund offers only Class A shares. The Money Market Fund offers Class A and Class B shares. The California Tax-Free Money Market and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Government Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer Class A, Institutional Class and Service Class shares. The Cash Investment Money Market and Prime Investment Money Market Funds offer Service Class and Institutional Class shares. The Cash Investment Money Market and Government Money Market Funds also offer Administrator Class shares. The California Tax-Free Money Market Trust, Money Market Trust, National Tax-Free Money Market Trust and Overland Express Sweep Fund each offer a single unnamed class of shares. The Liquidity Reserve Money Market Fund offers Investor Class shares. This SAI relates to all such classes of shares.

This SAI is not a prospectus and should be read in conjunction with the Funds’ Prospectuses, dated August 1, 2004. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors’ report for the year ended March 31, 2004, are hereby incorporated by reference to the Annual Reports. The Prospectuses and Annual Reports may be obtained without charge by calling 1-800-222-8222 or by writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

i

HISTORICAL FUND INFORMATION

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds (“Norwest”), the Board of Directors of Stagecoach Funds, Inc. (“Stagecoach”) and the Board of Trustees of the Trust (the “Board” or “Trustees”) approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the “Reorganization”). Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

Many of the Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds that were advised by Wells Fargo Bank, N.A. (“Wells Fargo Bank”), and the Norwest Advantage family of funds that were advised by Norwest Investment Management, Inc. (“NIM”), into a single mutual fund complex. The Reorganization followed the merger of the advisers’ parent companies.

The chart below shows all of the Trust’s money market Funds, and indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors for the Wells Fargo Funds, as applicable.

Wells Fargo Funds	Predecessor Funds
California Tax-Free Money Market Fund	Stagecoach California Tax-Free Money Market Fund
California Tax-Free Money Market Trust	Stagecoach California Tax-Free Money Market Trust
Cash Investment Money Market Fund	Norwest Cash Investment Fund
Government Money Market Fund	Norwest U.S. Government Fund
Liquidity Reserve Money Market Fund	N/A
Minnesota Money Market Fund	N/A
Money Market Fund	Stagecoach Money Market Fund
Money Market Trust	Stagecoach Money Market Trust
National Tax-Free Money Market Fund	Norwest Municipal Money Market Fund
National Tax-Free Money Market Trust	Stagecoach National Tax-Free Money Market Trust
Overland Express Sweep Fund	Stagecoach Overland Express Sweep Fund
Prime Investment Money Market Fund	Norwest Ready Cash Investment Fund (Public Entities Shares)
Treasury Plus Money Market Fund	Stagecoach Treasury Plus Money Market Fund
100% Treasury Money Market Fund	Norwest Treasury Fund

The California Tax-Free Money Market Fund commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on January 1, 1992.

The California Tax-Free Money Market Trust commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Trust was originally organized on May 5, 1997.

The Cash Investment Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Prime Money Market Fund of

Stagecoach and the Service Class shares of the Cash Investment Fund of Norwest. (The Administrative Class shares were merged into the Service Class at this time.) The predecessor Norwest Cash Investment Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 14, 1987.

The Government Money Market Fund commenced operations on November 8, 1999 as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Norwest U.S. Government Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 16, 1987.

The Liquidity Reserve Money Market Fund commenced operations on July 31, 2002.

The Minnesota Money Market Fund commenced operations on August 14, 2000.

The Money Market Fund commenced operations on November 8, 1999 as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992.

The Money Market Trust commenced operations on November 8, 1999 as successor to the Money Market Trust of Stagecoach. The Stagecoach Money Market Trust commenced operations on September 6, 1996 as successor to the Money Market Trust of Pacifica Funds Trust (“Pacifica”). The Pacifica portfolio commenced operations on October 1, 1995 as the successor to the Money Market Fund of Westcore Trust, which originally commenced operations on September 17, 1990.

The National Tax-Free Money Market Fund commenced operations on November 8, 1999 as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988. The Fund changed its name from the National Tax-Free Institutional Money Market Fund to the National Tax-Free Money Market Fund effective July 28, 2003.

The National Tax-Free Money Market Trust commenced operations on November 8, 1999 as successor to the National Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach National Tax-Free Money Market Trust was originally organized as a fund of Stagecoach and commenced operations on November 10, 1997.

The Overland Express Sweep Fund commenced operations on November 8, 1999 as successor to an investment portfolio originally organized on October 1, 1991 as the Overland Sweep Fund (the “predecessor portfolio”) of Overland Express Funds, Inc. (“Overland”), an open-end management investment company formerly advised by Wells Fargo Bank. Effective December 15, 1997, the Overland predecessor portfolio was reorganized as the predecessor Overland Express Sweep Fund of Stagecoach.

The Prime Investment Money Market Fund commenced operations on November 8, 1999 as successor to the Ready Cash Investment Fund of Norwest. The predecessor Norwest Ready Cash Investment Fund was originally organized as a fund of Norwest and commenced operations on September 2, 1998.

The Treasury Plus Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Treasury Plus Money Market Fund of Stagecoach and the Service Class shares of the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985. The Fund changed its name from the Treasury Plus Institutional Money Market Fund to the Treasury Plus Money Market Fund effective July 28, 2003.

The 100% Treasury Money Market Fund commenced operations on November 8, 1999 as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

INVESTMENT POLICIES

Fundamental Investment Policies

Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the “SEC”), or its staff); and provided further that each of the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies; and further provided that this policy does not apply to the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

The following Funds have adopted the following fundamental policies:

The California Tax-Free Money Market Fund and the California Tax-Free Money Market Trust each invest at least 80% of net assets plus investment borrowings, under normal circumstances, in investments exempt from federal income tax, federal alternative minimum tax, and California individual income taxes. The Minnesota Money Market Fund invests at least 80% of net assets plus investment borrowings, under normal circumstances, in investments exempt from Minnesota individual income taxes. The National Tax-Free Money Market Trust and National Tax-Free Money Market Fund each invest at least 80% of net assets, under normal circumstances, in instruments with interest exempt from federal income tax and federal alternative minimum tax.

Non- Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies which may be changed by the Board at any time without approval of such Fund’s shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

(2) Each Fund may not invest or hold more than 10% of the Fund’s net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund’s investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(7) Each Fund that is subject to Rule 35d-1 (the “Names Rule”) under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days’ notice of any change to a Fund’s non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

Asset-Backed Securities

Certain Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be “passed through” on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security’s par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the assets held by the issuer, and the Fund should expect no recourse to the entity that sold the assets to the issuer. The actual maturity and realized yield may vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

Bank Obligations

Certain Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Borrowing

The Funds may borrow money for temporary or emergency purposes, including for the purpose of meeting redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

Commercial Paper

The Funds may invest in commercial paper (including variable amount master demand notes, see “Floating- and Variable-Rate Obligations” below) which refers to short-term, unsecured promissory notes issued in order to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Investments by the Funds in commercial paper will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Dollar Roll Transactions

Certain Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds’ use of the proceeds of the transaction may be restricted, pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Floating- and Variable-Rate Obligations

The Funds, except the 100% Treasury Money Market Fund, may purchase floating- and variable-rate obligations such as demand notes, bonds, and commercial paper. These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. They may permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. The Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The issuer of such obligations may have a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations.

The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund’s portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Foreign Government Securities

Certain Funds may make investments in foreign government securities. Foreign government securities investments include the securities of “supranational” organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with a Fund’s investment objective.

Foreign Obligations

Certain Funds may invest in high-quality, short-term (thirteen months or less) debt obligations, including debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries.

Amounts realized on certain foreign obligations in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions

Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund’s commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

Funding Agreements

Certain Funds may enter into funding agreements. Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days’ notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

Illiquid Securities

The Funds, except 100% Treasury Money Market Fund, may invest in securities not registered under the Securities Act of 1933 Act, as amended (the “1933 Act”) and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 10% of its net assets in illiquid securities.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which certain of the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings bank or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

Money Market Instruments

Certain of the Funds may invest in money market instruments, which consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (b) negotiable certificates of deposit, bankers’ acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (c) commercial paper rated in one of the two highest ratings categories by a NRSRO or, if unrated, of comparable quality as determined by the adviser; (d) certain repurchase agreements; and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Mortgage-Related Securities

Certain Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Municipal Bonds

Certain Funds may invest in municipal bonds. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes (“TANs”), bond anticipation notes (“BANs”), revenue anticipation notes (“RANs”) and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

TANs. An uncertainty in a municipal issuer’s capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer’s ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer’s adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Fund’s portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium.

Other Investment Companies

The Funds, except the 100% Treasury Money Market Fund, may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds’ non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund’s total assets with respect to any one investment company and (iii) 10% of such Fund’s total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

Participation Interests

Certain of the Funds may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

Repurchase Agreements

Certain Funds may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. All repurchase agreements will be fully “collateralized,” as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund’s disposition of the security may be delayed or limited.

Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund’s net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

Restricted Securities

The Funds, except the 100% Treasury Money Market Fund, may invest in certain restricted securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”) and commercial paper issued in reliance on Section 4(2) of the 1933 Act (“4(2) Paper”). Rule 144A Securities and 4(2) Paper (“Restricted Securities”) are not publicly traded, and thus the liquidity of the market for such securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted Securities that are “illiquid” are subject to the Funds’ policy of not investing or holding more than 10% of net assets in illiquid securities. The investment adviser, under guidelines approved by the Board, will evaluate the liquidity characteristics of each Restricted Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Restricted Security; (2) the number of dealers willing to purchase or sell the Restricted Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Restricted Security; and (4) the nature of the Restricted Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Restricted Security, the method of soliciting offers and the mechanics of transfer). In order for the adviser to determine that 4(2) Paper is liquid, the adviser must find that, in addition to satisfying the factors identified above, the following conditions are met: (1) the 4(2) Paper must not be traded flat or be in default as to principal or interest; and (2) the 4(2) Paper must be rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO rates the 4(2) Paper, by that NRSRO; or if the 4(2) Paper is unrated, the Board must have determined that the security is of equivalent quality.

Unrated and Downgraded Investments

The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds’ procedures adopted by the Board in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an “Eligible Security” or no longer “presents minimal credit risks,” immediate sale of such security is not required, provided that the Board has determined that disposal of the portfolio security would not be in the best interests of the Fund.

U.S. Government and U.S. Treasury Obligations

The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government (“U.S. Government obligations”). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and Government National Mortgage Association [“GNMA”] certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable Rate and Amount Master Notes

The Funds, except the 100% Treasury Money Market Fund, may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

Zero Coupon Bonds

Certain Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

Nationally Recognized Statistical Ratings Organizations (“NRSROs”)

The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

SPECIAL CONSIDERATIONS AFFECTING

CALIFORNIA MUNICIPAL OBLIGATIONS

In addition to the general financial condition of the State, certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following summary does not purport to be a comprehensive description of all relevant facts. Although the Trust has no reason to believe that the information summarized herein is not correct in all material respects, this information has not been independently verified for accuracy or thoroughness by us. Rather, this information has been culled from official statements and prospectuses issued in connection with various securities offerings of the State of California and local agencies in California, available as of the date of this Statement of Additional Information. Further, these estimates and projections should not be construed as statements of fact. They are based upon assumptions which may be affected by numerous factors and there can be no assurance that target levels will be achieved.

General Economic Factors. The economy of the State of California is the largest among the 50 States and is one of the largest in the world, with prominence in the high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services sectors. The State’s General Fund depends heavily on revenue sources that are cyclical, notably personal income and sales taxes. During the boom in the mid to late 1990s, record revenues flowed into the General Fund. The Legislature absorbed the unanticipated revenues by enacting new spending mandates and significant tax cuts took effect. Beginning in 2001, California’s economy slid into recession, and as thousands of jobs were lost and capital gains taxes on stock transfers dropped, General Fund revenues sharply declined. In 2002 and 2003, revenue projections were repeatedly proved too optimistic, and shortfalls resulted. The budgetary stresses resulting from dependence on cyclical revenue sources are compounded by an underlying structural imbalance. In January 2004, in presenting the 2004-05 Governor’s Budget, the Governor acknowledged that over the past five years, revenues had increased by 25 percent while expenditures had increased by 43 per cent; during this 5-year period, the State spent about $22 billion more than it had taken in.

In early 2004, the general economic situation is seen to be improving, as personal income rises. Nevertheless, as of June 2004, the Department of Finance reported that year to date revenues to the General Fund are $268 million lower than expected. Housing markets remain strong, despite rising interest rates, with sales and prices at all-time highs in the fourth quarter of 2003. Employment figures remain weak; nonfarm payroll employment was down 1.6 percent in March 2004 from a year earlier, due principally to continued weakness in the San Francisco Bay Area. In May 2004, the Governor’s office predicted annual job growth in 2004 at 0.8 percent, before rising to 2.1 percent in 2005. Monthly unemployment figures for the State in May remained stable from the previous month at 6.2 percent, down from 6.6 percent in March 2004 and consistent with the January 2004 rate of 6.2 percent and the February 2004 rate of 6.3 percent. The national unemployment rate in May 2004 was 5.6 percent.

Bond Ratings. Three major credit rating agencies, Moody’s, S&P and Fitch, assign ratings to California long-term general obligation bonds. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

After voters approved the economic recovery bond issuance in March, Moody’s revised its credit outlook to stable and Standard and Poor’s placed California’s general obligation bonds on CreditWatch positive. On May 21, 2004, Moody’s Investor Service upgraded the credit rating of the State’s general obligation bonds from Baa1 to A3, because of an improving economy and growing political stability. Standard and Poor’s rated the general obligation bonds BBB and Fitch Ratings. It is not possible to determine whether or the extent to which Moody’s, S&P or Fitch Ratings will change such ratings in the future. The 2004-05 Governor’s Budget projects debt-service expenditures of $3.1 billion on general obligations bonds in 2004-05.

Notwithstanding the recent upgrade by Moody’s, California’s general obligation bonds currently have the lowest rating of any state. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Downgrades may negatively impact the marketability and price of securities in the Fund’s portfolio.

State Finances. The monies of California are segregated into the General Fund and approximately 900 Special Funds. The General Fund consists of the revenues received by the State’s Treasury that are not otherwise required by law to be credited to another fund, as well as earnings from State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. Funds in the General Fund are appropriated pursuant to constitutional mandates or by legislation.

The unreserved fund balance of the General Fund is known as the Special Fund for Economic Uncertainties (SFEU). The SFEU consists of the residual of total resources after total expenditures and all legal reserves (such as reserve for encumbrances). The State draws on the SFEU to fund general activities when revenues decline or expenditures unexpectedly increase. Any appropriation made from the SFEU is an appropriation from the General Fund for budgeting and accounting purposes.

Inter-fund borrowing permits the General Fund to transfer money from special funds when the General Fund is or will be exhausted. All transfers must be restored to the transferor special fund as soon as there is sufficient money in the General Fund to do so, and no transfer may be made if it would interfere with the objective for which such special fund was created. As of March 31, 2004, outstanding loans to the General Fund consisted of $2.22 billion from the SFEU and $2.9 billion from other special funds.

A new Special Reserve Fund was created in 2004 with the successful passage of Proposition 58. The State will be required to contribute to the special reserve 1% of revenues in 2007-07, 2 percent in 2007-08, and 3 percent in subsequent years, subject to a cap. Part of the special reserve funds are dedicated to repayment of the economic recovery bonds (ERBs) issued by the State in 2004; the fund will also be used to cushion future economic downturns or remediate natural disasters.

Fiscal Year 2003-04 Budget. The 2003-04 Governor’s Budget, released January 10, 2003 (the “2003-04 Governor’s Budget”), projected a significant downward revision in State revenues because the State economy was not recovering as anticipated. The downward revision was due principally to weak personal income tax revenues; taxes on exercise of stock options and stock transfers dropped due to the depressed stock market. The 2003-04 Governor’s Budget projected a $34.6 billion cumulative budget shortfall through June 30, 2004. The 2003-04 Governor’s Budget proposed to close the budget shortfall by cutting spending, issuing additional debt and shifting State funds.

In the May 2003 Revision to the 2003-04 Governor’s Budget, the cumulative budget shortfall increased to $38.2 billion, due principally to delay in recognizing revenues from tobacco securitization bonds, legislative refusal to make cuts as deep as the Governor requested, and higher than expected caseloads for certain health and social services and correctional programs.

In June 2003, Governor Davis announced that as of October 1, 2003, the State would no longer offset taxpayers’ obligations to pay the Vehicle License Fee (VLF), a revenue stream dedicated to local governments equal to 2% of the depreciated market value of vehicles. Local governments include cities, counties, special districts and redevelopment agencies. Since 1998, the State reduced the VLF for taxpaying vehicle owners and paid local governments the difference between the reduced rate and the statutory 2% rate, a practice known as “backfilling.” While the State’s offset obligations officially terminated as of October 1, 2003, the State discontinued backfill payments to local governments immediately as of June 20, 2003. During the interval between June and October 2003, a $1.3 billion gap opened up between the State’s offset obligations and the receipts of local governments. Pursuant to a statute passed in 2003, the $1.6 billion will be paid to local entities in August 2006.

2003 Budget Act. Governor Davis’s 2003-04 Budget was enacted on August 2, 2003 (the “2003 Budget Act”). The 2003 Budget Act provided for a deficit-financing bond of approximately $10.7 billion to help cover the cumulated budget deficit. Under the 2003 Budget Act, General Fund revenues were projected to increase 3.3 percent, including a 4 percent increase in State tax revenues. General Fund expenditures were estimated to drop 9 percent, from $78.1 billion in 2002-03 to $71.1 billion in 2003-04, due to the suspension of the VLF backfill payments, the receipt of $1.9 billion in pension obligation bonds to cover all of the State’s quarterly pension contributions for 2003-04, and a one-time shift of Medi-Cal accounting from accrual to cash basis ($930 million), among other things.

The 2003 Budget Act was enacted under the shadow of a recall election. In February 2003, a campaign to recall Governor Davis began gathering signatures to support a petition. On July 23, 2003, the California Secretary of State announced that sufficient signatures had been gathered to support the recall petition. A special election was scheduled for October 7, 2003.

Subsequent Developments. On October 7, 2003, California voters ousted Governor Davis and elected Governor Arnold Schwarzenegger. After his election, Governor Schwarzenegger restored the VLF offset at an expected expense of $2.65 billion for 2003-04 and $4.06 billion in 2004-05. At the Midyear Revision in December 2003, Governor Schwarzenegger proposed reductions totaling $3.9 billion for fiscal years 2003-04 and 2004-05, including cuts in Medi-Cal payments and the cancellation of a highway improvement project.

Governor Schwarzenegger, like ex-Governor Davis, planned to close the 2003-04 budget deficit by borrowing, but he was initially stalled by court challenges. The $1 billion pension bond proposal was disapproved by a superior court and the State settled with the plaintiffs before judgment was rendered on appeal. The $10.7 billion deficit bonds were challenged on the grounds that the California Constitution prohibits the State from borrowing to fund current obligations without voter approval. In November 2003, Governor Schwarzenegger repackaged his deficit bond plan as a pair of ballot propositions.

Proposition 57 authorized $15 billion of economic recovery bonds (ERBs). Proposition 58 featured a number of fiscal constraints: (a) a prohibition on future use of many types of deficit bonds (notably excluding short-term borrowing to cover cash shortfalls), (b) creation of a special reserve fund, and (c) a mandate that the Legislature enact a balanced budget. Previously, governors were required to propose a balanced budget, but the Legislature could enact a deficit budget. Half of the Proposition 58 special reserve funds would be allocated to repayment of the ERBs authorized by Proposition 57. The ERBs would also be secured by a dedicated ¼ cent sales tax; the net sales tax would not increase because Proposition 57 also reduced the authority of local governments to levy sales taxes by ¼ cent. Each of Proposition 57 and 58 would not become effective unless the other also passed.

In March 2004, voters approved both Propositions 57 and 58. Another ballot initiative aimed at smoothing budgetary gridlock failed, however; Proposition 56 would have reduced the majority needed to pass budget legislation from 2/3 to 55% of each house.

In May, 2004, the State Treasury issued the first tranche of ERBs, a fixed-rate double-barrel security. The true rate of interest on the bonds is 4.025 percent, and it is secured by both ¼ cent sales tax and the Proposition 58 special reserve fund. The approximately $7.9 billion offering was oversubscribed. The second tranche of approximately $2.97 billion offered a variable-rate security. Due to improving economic conditions, the State Treasury collected a total of approximately $11 billion of the authorized $15 billion debt, leaving $4 billion in reserve. The proceeds of the bond sale will fund general obligations, including repayment of $14 billion in short-term revenue anticipation notes (“RANs”) and revenue anticipation warrants (“RAWs”) due in June 2004. A RAN is an obligation that is issued and repaid within a single fiscal year; a RAW is issued and redeemed in different fiscal years.

Proposed Fiscal Year 2004-05 Budget. The 2004-05 Governor’s Budget, released on January 9, 2004 (the “2004-05 Governor’s Budget”), projected improvements in State revenues as a result of economic recovery. The 2004-05 Governor’s Budget projected General Fund revenues to grow 2.4 percent to $76.4 billion and expenditures to decline to $76.1 billion, leaving a reserve of $635 million at the end of 2004-05. A budget shortfall of over $14 billion and a cumulated deficit of $26 billion were also projected. To close the gap, the Governor proposed to use $12.3 billion in proceeds from the ERBs and $14.6 billion in other solutions. As the economy continued to improve in early 2004, the ERB offering amount was reduced to approximately $11 billion.

The May 2004 revision of the 2004-05 Governor’s Budget (the “2004 May Revision”) updates the 2004-05 Governor’s Budget projections by revising downward projected General Fund revenues by $36 million in 2003-2004, but revising upward for the fiscal year 2004-05 by $281 million, due principally to anticipated increases in personal income tax receipts. The State also collected in 2003-04 about $1.3 billion pursuant to an amnesty program for illegal tax shelters, which was more than was expected.

The solutions proposed in the 2004 May Revision to close the budget gap include extracting $500 million from renegotiated Indian gaming compacts, issuing nearly $1 billion in bonds to cover current pension fund payment obligations, taking a 75% share of any punitive damages awarded in California courts, and renegotiating a contract with correctional officers to win $300 million in concessions. Governor Schwarzenegger has signed agreements with five tribes that would result in a substantial payment to the State in exchange for expanded gambling rights. The tribes will underwrite a $1 billion bond, which will be secured by payments the tribes will make to the State, projected to be in the range of $150 to $250 million annually. A lawsuit seeking to enjoin the new compacts is pending. The pension bond proposal may not be implemented—when substantially similar bonds were proposed last year, a superior court enjoined their issuance and the State settled with the plaintiffs before judgment was rendered on appeal. With the politically powerful correctional officers union, the Governor is reported to have reached an agreement in principle that would save the State an estimated $100 million.

The State Legislative Analyst’s Office (the “LAO”), a non-partisan agency, has observed that while the 2004-05 Governor’s Budget has a deficit of only $0.8 billion in 2004-05, an operating deficit of $7 billion would re-emerge in 2005-06 and would persist through 2008-09 at least. With respect to the 2004 May Revision, the LAO submits that the budget-gap proposals exacerbate the out-year operating deficit problem expected to emerge in 2005-06. The LAO also submits that by retreating from some spending cuts proposed in the 2004-05 Governor’s Budget, the 2004 May Revision does not effectively address the State’s structural imbalance.

To minimize opposition to other proposed spending cuts, in May 2004 the Governor reached understandings with local governments and with the University of California and the California State University that trade short-term funding cuts in exchange for more funds and more financial autonomy later. The Governor has encountered opposition to his plans from the California Legislature, however, and it remains uncertain whether the understandings will be adopted and implemented.

Local governments had agreed in principle to shift $1.3 billion in funds otherwise allocated to local governments in each of fiscal years 2004-05 and 2005-06. In return, the Governor agreed to sponsor a constitutional initiative in November 2004 that would, beginning in 2006-07, curb State authority to reduce local governments’ share of tax revenue. If the measure is put to voters and passes, in 2004-05 and 2005-06, local governments would face cuts in property tax revenue allocated by the State. Entities with the capacity to charge user fees, providers of transportation, water and sewer services, will face the heaviest funding cuts, losing 40% of their property tax revenue to the State. The measure would also replace the ¼ cent sales tax revenue with a share of property tax revenue, permanently reduce the VLF to 0.65 percent, and eliminate the State’s VLF backfill obligations. The LAO has criticized the local government proposal for merely shifting the budget crisis from the State level to the local level, rather than fixing it. To the extent that local entities are unable to recoup their losses with higher fees, service, capital investment and maintenance may suffer. For years after 2006, the proposal has been criticized for limiting the State’s future flexibility to manage revenue shortfalls, and by locking into place an unwieldy relationship between the State and local governments. It is not possible to predict whether the Legislature will accept the agreement in principle or California voters will endorse the initiative.

California’s two university systems have agreed in principle to a State funding plan to be in effect from 2005-06 to 2010-11. The universities will staunch the loss by reducing enrollment, despite increasing numbers of eligible students, and by imposing higher fees. The LAO has criticized the Governor’s proposed university compact because the multiyear commitment would reduce the State’s annual budgetary discretion and because its terms overlap but do not entirely further the State’s existing Master Plan for higher education.

Many of the Governor’s budget proposals are controversial and there can be no assurance that any of the cost-cutting or revenue-raising proposals will be enacted by the Legislature or withstand judicial scrutiny. Final action on budget adjustments for 2003-04 and enactment of the 2004 Budget Act will occur following negotiations between the Legislature and the Governor. We cannot predict when a 2004-05 budget will be enacted, but the July 1, 2004 deadline has been missed.

Future Budgets. We cannot predict what actions will be taken in the future by the State Legislature, the Governor and voters to deal with changing State revenues and expenditures. Governor Schwarzenegger has presented budget reforms directly to voters as ballot propositions that amend the California Constitution. Embedding near-term solutions into the State Constitution, particularly solutions that defer current costs and that anticipate benefits in the future, may impair the State’s flexibility and limit its options in the future. The State budget will be affected by national and State economic conditions and other factors.

State Indebtedness. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies.

General Obligation Bonds. California’s capacity to issue general obligation bonds is described in the State Constitution. General obligation indebtedness of the State may not be created without the approval of a majority of voters. Debt service on general obligation bonds is the second charge to the General Fund after the support of the public school system and public institutions of higher education. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of April 1, 2004, the State had outstanding approximately $33.3 billion aggregate principal amount of long-term general obligation bonds and unused voter authorizations for the future issuance of $20 billion of long-term general obligation bonds. The 2004-05 Governor’s Budget estimates that the State will spend $1.9 billion in general obligation bond proceeds for capital projects in 2004-05.

Commercial Paper. Voter-approved general obligation indebtedness may be issued as commercial paper notes for some bond issues. Pursuant to the terms of the bank credit agreement supporting the general obligation commercial paper program, not more than $1.46 billion in general obligation commercial paper notes may be outstanding at any time. As of April 1, 2004, the State did not have any general obligation commercial paper notes outstanding.

Lease-Revenue Bonds. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-revenue bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-revenue bonds. The State had $6.9 billion General Fund-supported lease-revenue debt outstanding at April 1, 2004. The 2004-05 Governor’s Budget projects General Fund expenditures of $520 million on debt service for lease-revenue bonds.

Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had outstanding $44.4 billion in aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund as of December 31, 2003.

Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. In June 2003, the State issued $11 billion of 2003-04 RAWs, the largest-ever issuance of such securities. In September 2003, the State issued $3 billion of RANs. Both RANs and RAWs come due in June 2004 and will be repaid with proceeds of the ERB issuance. As of May 1, 2004, the State had outstanding $17 billion in RAWs and RANs. Total General Fund-supported debt as of May 1, 2004 totaled $57 billion.

Borrowings from the United States Department of Labor. California has not collected unemployment contributions sufficient to match unemployment claims, and its unemployment insurance trust fund faces a projected deficit of $722 million by the end of 2004. The deficit reflects California’s comparatively low employer contribution requirements, due to a low taxable wage base. It also reflects the expansion of benefits to workers in 2001 and the high number of benefit claimants. Also, workers have been staying unemployed longer than in previous recessions, more workers are exhausting their unemployment benefits, and long-term unemployment is affecting older and more educated workers disproportionately. The trust fund deficiency has caused employer contribution rates to rise to emergency levels, but payments are still less than outflows. The State applied for a loan from the U.S. Department of Labor, which it expected to draw down beginning in April 2004. Loans that are repaid within a single federal fiscal year are interest-free, but any outstanding balance as of October 1 must be repaid with interest. Any interest cannot be repaid from unemployment insurance contributions by employers, but must come from other state revenues.

Constitutional, Legislative and Other Factors. California voters have approved a series of tax-limiting initiatives, adding complexity to the revenue-raising process of the State and local entities. California also has a rule of taxpayer standing (Cal. C.C.P. 526a) that permits any citizen or corporation liable to pay a tax to challenge the assessment in court to prevent illegal expenditure, waste, or injury, provided that no bonds for public improvements or public utilities may be enjoined. With this relatively low bar to taxpayer lawsuits, the California judiciary has interpreted many of the tax-related initiatives, sometimes with results unexpected by taxing authorities. No assurances can be given that California entities will be able to raise taxes to meet future spending requirements. It is also possible that California entities have not successfully complied with the complex and ambiguous legislative framework, and may in the future be required to return revenues previously collected.

The initiatives began in 1978 with Proposition 13 (Cal. Const. Art. XIIIA), which, as amended, generally caps the maximum real property tax that may be imposed at one percent, caps annual increases in assessed property values at two percent, permits reassessment to market value only on sale (subject to certain exemptions), and requires local governments to obtain the approval of two-thirds of the electorate to impose special taxes (taxes imposed for specific purposes). Proposition 13 also gave the State legislature responsibility for allocating the remaining proceeds of the property tax. Proposition 13 was intended to stop local governments from relying on open-ended voter approval to incur governmental expenses deemed desirable from year to year, and from levying taxes accordingly. Proposition 13 is believed to have altered local land development policies by encouraging localities to approve development of retail facilities over housing: typically, cities and counties obtain the highest net revenues from retail developments, and housing and manufacturing developments often yield more costs than tax revenues. Furthermore, because the basic one percent ad valorum tax is based on the value of the property as of the owner’s acquisition, the amount of tax on comparable properties varies widely.

Proposition 4 or the “Gann Initiative” (Cal. Const. Art. XIIIB) was adopted in 1979 and restricts State and local spending of revenues derived from taxes, regulatory licenses, user charges or other fees. The spending limits are adjusted annually to reflect changes in the cost of living and population growth. If revenues exceed limits, local governments must return excess revenues to taxpayers in the form of rate reductions; the State is obligated to refund half of the excess to taxpayers, and to transfer the remaining half to schools and community colleges.

Both Propositions 13 and 4 have been amended several times, but both continue to constrain State and local spending. After the passage of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the lost property tax revenues, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990s, the State curtailed post-Proposition 13 aid to local government entities other than school districts by requiring cities and counties to transfer some of their allocated property tax revenues to school districts. Notwithstanding the cutbacks, local governments have continued to rely on the State to support basic local functions, including local law enforcement, juvenile justice and crime prevention programs. The State has withheld these allocations in part in 2003-04 to deal with the State’s financial challenges.

In 1986, California voters approved Proposition 62, a statute that requires super-majority approvals of local government taxes. Two-thirds of the local entity’s legislative body and a majority of its electorate must approve any tax for general governmental purposes, and two-thirds vote of the electorate must approve any special tax for specific purposes. In 1995, the California Supreme Court upheld the constitutionality of Proposition 62.

In 1996, California voters approved Proposition 218 (Cal. Const. Arts. XIIIC and XIIID), an initiative with a purpose of “limiting local government revenue and enhancing taxpayer consent.” Proposition 218 requires a majority of a local entity’s electorate to approve any imposition or increase in a general tax, and two-

thirds of the local entity’s electorate to approve any imposition or increase in a specific tax. Proposition 218 also precludes special districts, including school districts, from levying general taxes; accordingly, special districts are required to obtain two-thirds approval for any increases. Proposition 218 has a retroactive effect, in that it enables voters to use initiatives to repeal previously authorized taxes, assessments, fees and charges.

Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some California cities and counties experienced lowered credit ratings, and other local governments may be reduced in the future. In recent lawsuits, the California Court of Appeal has applied the anti-tax intent of Proposition 218 broadly to find city and county taxes and charges invalid.

Other litigation and initiatives complicate the State’s ability to spend tax revenue.

In 1988, voters passed Proposition 98, which, as modified by Proposition 111, guarantees K-12 schools and community colleges a minimum share of General Fund revenues. Proposition 98 permits the Legislature, by a two-thirds vote in both houses and with the Governor’s concurrence, to suspend the minimum funding formula for a one-year period. In the 2004 Governor’s Budget, the Governor proposed that the level of Proposition 98 spending be approximately $2 billion less than otherwise required. This proposal would add $2 billion to the existing “maintenance factor” (the difference between Proposition 98 guarantees and actual appropriations), bringing the cumulative maintenance factor to $4 billion, which must be restored in future years as economic conditions improve. The 2004-05 Governor’s Budget projects the maintenance factor will be restored in 6-10 fiscal years.

In White v. Davis, taxpayers challenged the authority of the State Controller to pay State obligations when no State budget is in effect. The issue arises when a budget for the coming year is not passed by July 1, when the budget for the previous fiscal year expires, a situation known as a budget impasse. In May 2003, the California Supreme Court held that state employees who work during a budget impasse are entitled to payment of only minimum wage amounts until a budget is passed, and that the State is contractually obligated to pay employees’ full salaries (net any minimum wage amounts) once the budget is properly enacted.

With a constitutional initiative proposed for November 2004, Governor Schwarzenegger is expected to ask voters to implement a complex tax swap arrangement to provide funding for local governments. As described above, the measure would shift $1.3 billion from local governments in each of 2004-05 and 2005-06, but would prohibit such transfers in the future.

The full impact of these propositions and initiatives on existing and future California security obligations remains to be seen. Further, it is unknown whether additional legislation bearing on State and local government revenue will be enacted in the future and, if enacted, whether such legislation will provide California issuers enough revenue to pay their obligations.

The State is involved in certain legal proceedings (described in the State’s recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Among other things, the lawsuits seek damages from the State relating to pension funding, flood damages, environmental remediation and energy contracts. Claimants seek refunds of corporate tax assessments and escheats, and prohibitions against deferral of payments to local governments.

Penalties against the State for administrative errors may require the State to make significant future payments. The State of California expects to receive about $55 billion in federal funds in 2004-05, with roughly $27 billion dedicated to various health and social services programs and about $14 billion allocated to education. Compliance with federal program requirements is enforced by penalties. California has failed to administer the federal food stamp program with an acceptable level of errors, but under an agreement reached in

May 2004, the State will avoid most of a $185 million penalty. The State also expects to defer until 2005 payment of a $220 million penalty for failure to implement a statewide computer system to track child support payments; if the system is operational in 2005, the penalty may be waived.

Other Considerations. Certain debt obligations held by the Funds may be obligations payable solely from lease payments on real or personal property leased to the State, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California’s selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

Recent Developments Regarding Energy. The stability of California’s power grid and its transmission capacity remains of concern. In its 2004 Summer Assessment, California’s Independent Service Operator (ISO) predicts adequate capacity to meet anticipated summer demands, but with a narrow operating margin, and with the reliability of the power grid qualified by anticipated transmission bottlenecks in about 30 areas. Heat waves in Southern California in the spring of 2004 have resulted in transmission emergencies, which have prompted cuts to certain volunteer customers and also short rotating blackouts. In 2000 and 2001, at the height of California’s energy crisis, the State experienced rolling blackouts, or cuts of power to entire blocks of the power grid. Since 2001, California’s supply of electric energy has been augmented by 36 new power plants with a combined capacity of 5,000 megawatts becoming operational, and transmission lines have been upgraded.

Financially, California is still paying the costs incurred in 2000-01, and it is still contesting those costs. In January 2001, then-Governor Davis directed the California Department of Water Resources (“CDWR”) to enter into contracts and make arrangements for the purchase and sale of electric power as necessary when three investor-owned utilities (“IOUs”) exhausted their cash reserves and became unable to purchase electricity in the spot market. Accordingly, CDWR entered into 56 long-term contracts with approximately 28 energy providers worth an aggregate $42.5 billion. CDWR agreed to contracts with terms of up to 20 years and with power prices significantly lower than the then-prevailing spot market prices. When power prices subsequently fell to less than half the contracted prices, CDWR sought to renegotiate contract prices with energy suppliers. As of March 2004, 34 contracts have been renegotiated, reducing projected costs by $6.34 billion, 14 contracts have expired, and 2 contracts have been terminated. As of March 2004, the total energy contract cost is projected to be $28.3 billion. The contracts remaining in CDWR’s portfolio are deemed to be more reliable supply commitments, due to generator promises to build new plants. As of January 1, 2003, the CDWR’s authority to enter into new power purchase contracts was terminated.

California has asserted that certain long-term energy contracts are invalidated by market manipulation by certain energy companies and it continues to seek disgorgement of $9 billion. On June 25, 2003, the Federal Energy Regulatory Commission (“FERC”) denied the State’s request to modify or cancel long-term energy contracts signed at the height of the 2000-01 energy crisis. In its decision, FERC stated that it found no evidence of bad faith in the negotiations of the contracts. The State has alleged that energy companies artificially drove up the cost of power during the crisis and unfairly profited from prices inflated by widespread market manipulation. The State is currently appealing FERC’s decisions and is attempting to supplement the administrative record with recent revelations of misdoings by energy traders. In addition, the State is engaged in a number of other court proceedings stemming from the energy crisis. PG&E, one of the IOUs forced into bankruptcy in 2001, emerged from bankruptcy in December 2003.

CDWR’s present liability for the 2001-02 power purchases consists of $11.263 billion in revenue bonds. Payment on the CDWR revenue bonds is made from bond service charges paid by customers of the IOUs. For calendar year 2004, the CDWR states that the aggregate bond service charge will be $873 million. The CDWR revenue bonds are not a debt or liability of the State and do not obligate the State to levy or pledge any form of taxation or to make any appropriation for their payment.

Natural gas prices in California are not regulated and therefore may fluctuate. One of the State’s IOUs also supplies natural gas, and its credit difficulties and bankruptcy filing have impaired its ability to obtain supplies. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.

There can be no assurance that there will not be continued and future disruptions in energy supplies or related developments that could adversely affect the State’s and local governments’ economies, and that could in turn affect State and local revenues.

Seismic Activity. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damage. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Fire. Due to hot summers, low humidity and dry winds, California is subject to certain risks with regard to wildfires. In October 2003, wildfires engulfed over 746,000 acres and hundreds of homes in Los Angeles, Riverside, San Bernadino, San Diego and Ventura Counties. The President declared disaster areas in four counties. Losses have been estimated in the range of $1.5 to $2.5 billion. As of May 2004, state and federal authorities had assembled more than $300 million in disaster relief funds.

Water Supply and Flooding. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. California has intermittently experienced droughts and floods. During droughts in the 1980s and 1990s, some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured severe deprivations. Heavy rainfall may result in floods. Following the 2003 fires, torrential rain in Southern California precipitated mudslides, which compounded losses suffered in the wildfires. As with the potential risks associated with seismic activity, any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.

Additional Proposed Bond Obligations. At the same time that State voters authorized the ERBs, they also approved issuance of $12 billion in general obligation bonds to construct and renovate public education facilities (kindergarten through university level). Accordingly, approximately $27 billion in new state general obligation debt has been authorized already in 2004. Voters will be presented with additional state bond initiatives on the November, 2004 ballot. Voters will likely be asked to finance construction of a high-speed passenger rail line connecting the state’s major cities by issuing $9.95 billion in general obligation bonds. Governor Schwarzenegger has supported quashing the initiative altogether or delaying the vote until 2008, and other legislators have endorsed plans to delay presentation of the initiative to voters until 2006.

Additionally, several private groups have gathered enough signatures to qualify proposals for presentation to voters. Californians for Stem Cell Research and Cures backs a proposal to issue $3 billion of state general obligation bonds to provide $295 million annually for 10 years to California schools, institutes, and private companies conducting stem cell research. The measure is designed to be self-funding, with repayment made from patent royalties and tax revenues generated by new jobs. Independently, the California Children’s Hospital Association backs a proposal to issue $750 million in state general obligation bonds to fund grants to eligible children’s hospitals across California.

SPECIAL CONSIDERATIONS

AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

Constitutional State Revenue Limitations. Minnesota’s constitutionally prescribed fiscal period is a biennium. No agency or other entity may spend more than its “allotment.” The State’s Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the State’s legislature is not in session, the Governor is empowered to convene a special legislative session.

Effect of Limitations on Ability to Pay Bonds. There are no constitutional or statutory provisions which would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

Population Trends in the State. Minnesota resident population grew from 4,390,000 in 1990 to 4,934,000 in 2000 or, at an average annual compound rate of 1.2 percent, the same as the national average at an annual compound rate during this period. From 2000 to 2003, Minnesota’s resident population was 4,934,000, having grown at an annual compound rate of 0.8 percent compared to the annual rate for the U.S. as a whole of 1.2 percent. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of 0.8 percent through 2015.

Structure of the State’s Economy. Diversity and a significant natural resource base are two important characteristics of the State’s economy.

At an aggregate level of detail, the structure of the State’s economy parallels the structure of the United States economy as a whole. For 2003, State employment in 14 major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of the total State employment was within two percentage points of national employment share.

Some unique characteristics of the State’s economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the State’s employment highly concentrated in the fabricated metals, machinery and computers and electronics categories. Of particular importance is the computers and electronics category in which 24.6 percent of the State’s durable goods employment was concentrated in 2003, as compared to 15.2 percent for the United States as a whole.

The importance of the State’s resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2003, 36.5 percent of the State’s non-durable goods employment was concentrated in food manufacturing. This compares to 27.3 percent in the national economy. Over half of the State’s acreage is devoted to agricultural purposes, and nearly one-third to forestry. Printing and publishing is also relatively more important in the State than in the U.S.

Mining is currently a less significant factor in the State economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 6.1 thousand in 1990 to 3.5 thousand in 2003.

Employment Growth in the State. Between 1990 and 2000, Minnesota’s employment grew 23.3 percent compared with 19.9 percent nationwide. For the 2000 to 2003 period, Minnesota’s employment declined 1.5 percent compared to 1.4 percent nationally.

Performance of the State’s Economy. Since 1990, State per capita personal income has been within nine percentage points of national per capita personal income. The State’s per capita income has generally remained above the national average. In 2002, Minnesota per capita personal income was 108.3 percent of the national average.

During 2001 and 2002, the State’s monthly unemployment rate was generally less than the national unemployment rate, averaging 4.4 percent in 2002, as compared to the national average of 5.8 percent. In 2003, Minnesota’s unemployment rate averaged 5.0 percent, as compared to the national average of 5.8 percent.

Local Obligations. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the State has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Organization and Management of the Funds.”

Trustees and Officers. The Board supervises each Fund’s activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the 97 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“independent Trustees”), appears separately from the information for the “interested” Trustees.

Name, Age and Address	Position Held with Registrant/ Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships

INDEPENDENT TRUSTEES

Thomas S. Goho, 61	Trustee, since 1987	Wake Forest University, Calloway School of Business and Accountancy, Associate Professor of Finance 1994-1999.	N/A

Peter G. Gordon, 61	Trustee, since 1998; (Lead Trustee, since 2001).	Chairman, CEO and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	N/A

Name, Age and Address	Position Held with Registrant/ Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Richard M. Leach, 71	Trustee, since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	N/A

Timothy J. Penny, 52	Trustee, since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	N/A

Donald C. Willeke, 64	Trustee, since 1996	Principal of the law firm of Willeke & Daniels.	N/A

INTERESTED[2] TRUSTEES

Robert C. Brown, 72	Trustee, since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	N/A

J. Tucker Morse, 59	Trustee, since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	N/A

OFFICERS

Karla M. Rabusch, 45	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	N/A

Name, Age and Address	Position Held with Registrant/ Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Stacie D. DeAngelo, 35	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC from October 2000 to May 2001; Director of Shareholder Services at BISYS Fund Services from September 1999 to October 2000; and Assistant Vice President of Operations with Nicholas-Applegate Capital Management from May 1993 to September 1999.	N/A

C. David Messman, 44	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	N/A

[1]	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

[2]	Basis of Interestedness. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds’ adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust’s management. Pursuant to the Trust’s charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds’ most recently completed fiscal year. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met two times during the Funds’ most recently completed fiscal year.

Compensation. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust’s officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2004, the Trustees received the following compensation:

Compensation Table Year Ended March 31, 2004
Trustee	Compensation
INDEPENDENT TRUSTEES
Thomas S. Goho	$77,000
Peter G. Gordon	$87,000
Richard M. Leach	$77,000
Timothy J. Penny	$77,000
Donald C. Willeke	$77,000
INTERESTED TRUSTEES
Robert C. Brown	$75,000
J. Tucker Morse	$75,000

Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

Beneficial Equity Ownership in Fund Complex

Calendar Year Ended December 31, 2003

	Dollar Range of Equity Securities of the Money Market Funds of Funds Trust
Trustee	California Tax-Free Money Market Fund	California Tax-Free Money Market Trust	Cash Investment Money Market Fund	Government Money Market Fund	Liquidity Reserve Money Market Fund	Minnesota Money Market Fund	Money Market Fund	Money Market Trust	National Tax-Free Money Market Fund	National Tax-Free Money Market Trust	Overland Express Sweep Fund	Prime Investment Money Market Fund	Treasury Plus Money Market Fund	100% Treasury Money Market Fund	Aggregate Dollar Range of Equity Securities of Fund Complex
INDEPENDENT TRUSTEES
Thomas S. Goho	0	0	0	0	0	0	0	0	0	0	0	0	0	0	D
Peter G. Gordon	0	0	0	0	0	0	0	0	0	0	0	0	0	0	B
Richard M. Leach	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Timothy J. Penny	0	0	0	0	0	0	0	0	0	0	0	0	0	0	C
Donald C. Willeke	0	0	0	0	0	0	A	0	0	0	0	0	0	A	B
INTERESTED TRUSTEES
Robert C. Brown	0	0	D	0	0	0	0	0	0	0	0	0	0	D	D
J. Tucker Morse	0	0	0	0	0	0	0	0	D	0	0	0	0	0	D

Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an “Advisory Agreement,” and collectively, the “Advisory Agreements”) for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an “Adviser” and collectively, “Advisers”), a description of the quality and nature of the services provided by the Advisers.

Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund’s contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

The Board then reviewed statistical information regarding the performance and expenses of the Funds and was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a “Peer Group,” a group of funds that was similar to the specific Fund, the relevant Lipper category of funds (“Lipper Group”), and an applicable broad-based index. The Board also reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund’s total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (e.g. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund’s asset levels.

The Board then analyzed the Adviser’s background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the primary investment Adviser’s oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Adviser’s compliance procedures including the

Advisers’ internal compliance policies relating to the respective codes of ethics and the Advisers’ policies on personal trading, internal compliance procedures relating to the Funds’ portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

In addition to the above considerations, the Board also analyzed certain factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser’s investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which the sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser’s procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which the sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was the sub-adviser’s consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds’ portfolios. The Board reviewed the sub-adviser’s method for allocating portfolio opportunities among the Funds and other advisory clients.

Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser’s background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and (iv) the level of profits realized by the primary investment adviser from its advisory arrangement with the Funds.

Investment Adviser. Wells Fargo Funds Management, LLC (“Funds Management”) provides investment advisory services for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund’s average daily net assets:

Fund	Fee
	Prior to 8/1/04	Effective 8/1/04
California Tax-Free Money Market Fund	0.30	0-999M 1-4.99M >4.99B		0.30 0.275 0.25
California Tax-Free Money Market Trust	0.00		0.00
Cash Investment Money Market Fund	0.10		0.10
Government Money Market Fund	0.10		0.10

Liquidity Reserve Money Market Fund	0.35	0-999M 1-4.99M >4.99B		0.30 0.275 0.25

Minnesota Money Market Fund	0.30	0-999M 1-4.99M >4.99B		0.30 0.275 0.25

Money Market Fund	0.40	0-999M 1-4.99M >4.99B		0.30 0.275 0.25

Money Market Trust	0.00		0.00
National Tax-Free Money Market Fund	0.10		0.10
National Tax-Free Money Market Trust	0.00		0.00

Overland Express Sweep Fund	0.45	0-999M 1-4.99M >4.99B		0.30 0.275 0.25
Prime Investment Money Market Fund	0.10		0.10
Treasury Plus Money Market Fund	0.10		0.10

100% Treasury Money Market Fund	0.35	0-999M 1-4.99M >4.99B		0.30 0.275 0.25

FORMER STAGECOACH FUNDS

For the periods indicated below, the following Funds paid to Funds Management the following advisory fees and Funds Management and/or Wells Fargo Bank waived the indicated amounts:

	Year Ended 3/31/04		Year Ended 3/31/03				Year Ended 3/31/02
Fund	Fees Paid	Fees Waived	Fees Paid		Fees Waived		Fees Paid	Fees Waived
California Tax-Free Money Market	$12,462,872	$4,646,694	$4,849,837		$3,026,815		$5,061,474	$3,015,758
California Tax-Free Money Market Trust	$0	$0	$0		$0		$0	$0
Cash Investment Money Market Fund	$22,802,957	$7,752,607	$7,817,035		$9,038,438		$8,849,176	$8,791,110
Government Money Market Fund	$13,441,782	$2,794,722	$16,438,697		$2,071,995		$13,683,34	$1,521,361
Liquidity Reserve Money Market	$7,126,110	$2,476,473	1,104,243	*	804,861	*	N/A	N/A
Minnesota Money Market	$518,889	$132,217	$351,980		$39,389		$309,550	$33,781
Money Market	$53,402,122	$21,675,448	$19,404,069		$18,215,433		$23,117,476	$20,750,910
Money Market Trust	$0	$0	$0		$0		$0	$0
National Tax-Free Money Market Fund	$3,277,399	$1,363,303	$113,965		$1,442,439		$116,790	$1,366,168
National Tax-Free Money Market Trust	$0	$0	$0		$0		$0	$0
Overland Express Sweep	$34,646,526	$13,209,526	$24,592,924		$0		$25,131,904	$0
Prime Investment Money Market Fund	$2,718,134	$384,798	$2,394,978		$65,671		$1,775,127	$100,777
Treasury Plus Money Market	$6,900,040	$2,101,060	$1,910,045		$401,379		$484,099	$1,475,130
100% Treasury Money Market Fund	$12,704,424	$2,188,082	$7,192,416		$2,669,711		$6,785,093	$2,560,224

General. Each Fund’s Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund’s outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Contract or “interested persons” (as defined under the 1940 Act) of any such party. A Fund’s Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser. Funds Management has engaged Wells Capital Management Incorporated (“Wells Capital Management”) to serve as investment sub-adviser to the Funds. Subject to the direction of the Board and the overall supervision and control of Funds Management and the Trust, Wells Capital Management makes recommendations regarding the investment and reinvestment of the Funds’ assets. Wells Capital Management furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. Wells Capital Management also furnishes such additional reports and information as Funds Management and the Trust’s Board and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

As compensation for its sub-advisory services to each Fund, except the California Tax-Free Money Market Trust, Money Market Trust and the National Tax-Free Money Market Trust, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $1 billion of each Fund’s average daily net assets, and 0.04% of each Fund’s average daily net assets over $1 billion. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly. Wells Capital Management does not receive any fees for investment sub-advisory services provided to the money market Trust Funds.

Administrator. The Trust has retained Funds Management (the “Administrator”) as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds’ operations, including communication, coordination, and supervision services with regard to the Funds’ transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds’ transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds’ business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund’s average daily net assets:

	Fee
Class	Prior to 8/1/04	Effective 8/1/04

Class A and Class B Shares	0.27%	0-4.99B 5-9.99B >9.99B	0.27 0.26 0.25	% % %

Service Class Shares	0.17%	0-4.99B 5-9.99B >9.99B	0.17 0.16 0.15	% % %

Administrator Class Shares	0.15%	0-4.99B 5-9.99B >9.99B	0.15 0.14 0.13	% % %

Institutional Class Shares	0.13%	0-4.99B 5-9.99B >9.99B	0.13 0.12 0.11	% % %

	Fee
Single Class Funds	Prior to 8/1/04	Effective 8/1/04

Retail Funds	0.27%	0-4.99B 5-9.99B >9.99B	0.27 0.26 0.25	% % %

Service/Trust Funds	0.17%	0-4.99B 5-9.99B >9.99B	0.17 0.16 0.15	% % %

Institutional Funds	0.13%	0-4.99B 5-9.99B >9.99B	0.13 0.12 0.11	% % %

FORMER STAGECOACH FUNDS

For the periods indicated below, the following Funds paid the following dollar amounts to Funds Management for administration and, as applicable, co-administration fees:

	Year Ended 3/31/04	Year Ended 3/31/03		Year Ended 3/31/02
Fund	Funds Management	Funds Management		Funds Management
California Tax-Free Money Market	$6,682,864	$4,173,151		$4,038,616
California Tax-Free Money Market Trust	$1,155,171	$949,135		$745,545
Cash Investment Money Market	$23,369,795	$25,364,235		$26,460,429
Government Money Market	$10,450,364	$8,042,531		$6,516,302
Liquidity Reserve Money Market	$3,586,863	$915,513	*	N/A
Minnesota Money Market	$348,008	$208,420		$171,665
Money Market	$20,261,700	$14,935,314		16,450,645
Money Market Trust	$2,976,518	$2,490,211		$2,099,207
National Tax-Free Money Market Fund	$3,625,781	$2,354,749		$2,224,438
National Tax-Free Money Market Trust	$957,508	$707,587		$463,043
Overland Express Sweep	$12,861,985	$8,683,614		$8,377,301
Prime Investment Money Market	$3,777,654	$3,724,500		$2,813,856
Treasury Plus Money Market	$9,051,037	$3,458,765		$2,938,844
100% Treasury Money Marlet	$5,307,809	$4,288,029		$4,005,136

Distributor. Stephens (the “Distributor”), located at 111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Liquidity Reserve Money Market Fund, Money Market Fund and Overland Express Sweep Fund have adopted a distribution plan (a “Plan”) under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the “Rule”) for the classes of shares listed below. The Plan was adopted by the Board, including a majority of the Trustees who were not “interested persons” (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the “Non-Interested Trustees”).

Under the Plan and pursuant to the related Distribution Agreement, the indicated classes of shares of the following Funds pay StephensInc, (“Stephens”) on a monthly basis, an annual fee based on the rate indicated below, of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

Fund	Fee
Liquidity Reserve Money Market Fund Investor Class	0.25%
Money Market Fund Class B	0.75%
Overland Express Sweep Fund Single Class	0.25%

The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. (“NASD”) under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

For the year ended March 31, 2004, the Funds paid Stephens the following fees for distribution-related services:

Fund	Total	Advertising	Printing & Mailing Prospectuses	Underwriters Compensation	Compensation to Broker/ Dealers	Other
Liquidity Reserve Money Market	$3,321,169	$0	$0	$0	$0	$3,321,169

Fund	Total	Advertising	Printing & Mailing Prospectuses	Underwriters Compensation	Compensation to Broker/ Dealers	Other
Money Market
Class B*	$13,013,853	$0	$0	$0	$0	$13,013,853
Overland Express Sweep	$14,291,095	$0	$0	$0	$0	$14,291,095

*	Stephens has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Money Market Fund are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Board and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Funds or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Funds, and no material amendment to the Plan may be made except by a majority of both the Board and the Non-Interested Trustees.

The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not “interested persons” of the Trust be made by such disinterested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds’ shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent. The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing Investor Services, a Shareholder Servicing Agent is entitled to a fee from each applicable Fund listed below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Board and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

Fund	Fee
California Tax-Free Money Market Fund
Class A	0.25%
Service Class	0.25%
California Tax-Free Money Market Trust	N/A
Cash Investment Money Market Fund
Administrator Class	0.10%
Institutional Class	N/A
Service Class	0.25%
Government Money Market Fund
Administrator Class	0.10%
Class A	0.25%
Institutional Class	N/A
Service Class	0.25%
Liquidity Reserve Money Market Fund
Investor Class	0.25%
Minnesota Money Market Fund
Class A
Money Market Fund	0.25%
Class A	0.25%
Class B	0.25%
Money Market Trust	N/A

Fund	Fee
National Tax-Free Money Market Fund
Class A	0.25%
Institutional Class	N/A
Service Class	0.25%
National Tax-Free Money Market Trust	N/A
Overland Express Sweep Fund	0.25%
Prime Investment Money Market Fund
Institutional Class	N/A
Service Class	0.25%
Treasury Plus Money Market Fund
Class A	0.25%
Institutional Class	N/A
Service Class	0.25%
100% Treasury Money Market Fund
Class A	0.25%
Service Class	N/A

General. Each Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Board and the Non-Interested Trustees.

Each Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

Custodian. Wells Fargo Bank, located at 6th & Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund.

Fund Accountant. PFPC, Inc. (“PFPC”), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as Fund Accountant for the Funds. For its services as Fund Accountant, PFPC is entitled to receive the annual asset based Fund Complex fee listed in the chart below.

Average Fund Complex Daily Net Assets	Annual Asset Based Fees
$0-85 billion	0.0057%
>$85 billion	0.0025%

Each Fund’s share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). PFPC also will be entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket costs.

Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. (“BFDS”), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The money market Funds paid no underwriting commissions for the year ended March 31, 2004, March 31, 2003 and March 31, 2002.

Code of Ethics. The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics which contains policies on personal securities transactions by “access persons.” These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than “disinterested” directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Adviser are on public file with, and are available from, the SEC.

PERFORMANCE CALCULATIONS

The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund’s expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Performance information for a Fund may be useful in reviewing the performance of such Fund and for providing a basis for comparison with investment alternatives. The performance of a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

Average Annual Total Return: The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return (“T”) is computed by using the redeemable value at the end of a specified period (“ERV”) of a hypothetical initial investment (“P”) over a period of years (“n”) according to the following formula: P(1+T)n=ERV. Average annual total return information is incorporated by reference to the Funds’ Annual Report.

Yield Calculations: The Funds may, from time to time, include their yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period (“net investment income”) and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

YIELD = 2[(a - b + 1)6 -1]

    cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Tax-Equivalent Yield: Quotations of tax-equivalent yield for a tax-free money market Fund are calculated according the following formula:

TAX EQUIVALENT YIELD = ( E ) + t

                                                 1 - p

E = Tax-exempt yield

p = stated income tax rate

t = taxable yield

Effective Yield: Effective yields for the Funds are based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund’s expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Funds assumes that all dividends received during the period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Seven-Day Yield = [(Base Period Return +1)365/7]-1

Seven-Day Yield for the Year Ended March 31, 2004

Fund	Seven-Day Current Yield	Seven-Day Effective Yield	Seven-Day Tax-Equivalent Current Yield	Seven-Day Tax-Equivalent Yield*
California Tax-Free Money Market
Class A	0.37%	0.37%	0.63%	0.63%
Service Class	0.57%	0.57%	0.97%	0.97%
California Tax-Free Money Market Trust	0.81%	0.96%	1.37%	1.37%
Cash Investment Money Market
Institutional Class	0.92%	0.92%	N/A	N/A
Service Class	0.62%	0.62%	N/A	N/A
Government Money Market
Class A	0.45%	0.45%	N/A	N/A
Service Class	0.60%	0.60%	N/A	N/A
Liquidity Reserve Money Market Fund
Investor Class	0.11%	0.11%	N/A	N/A
Minnesota Money Market
Class A	0.26%	0.26%	N/A	N/A
Money Market
Class A	0.35%	0.35%	N/A	N/A
Class B	0.10%	0.10%	N/A	N/A
Money Market Trust	0.93%	0.94%	N/A	N/A
National Tax-Free Money Market
Institutional Class	0.85%	0.86%	1.31%	1.32%
Service Class	0.60%	0.60%	0.92%	0.92%
National Tax-Free Money Market Trust	0.82%	0.83%	1.26%	1.28%
Overland Express Sweep	0.10%	0.10%	N/A	N/A
Prime Investment Money Market
Service Class	0.55%	0.55%	N/A	N/A
Treasury Plus Money Market
Institutional Class	0.85%	0.85%	N/A	N/A
Service Class	0.55%	0.55%	N/A	N/A
100% Treasury Money Market
Class A	0.31%	0.31%	N/A	N/A
Service Class	0.46%	0.46%	N/A	N/A

Thirty-Day Yield for the Year Ended March 31, 2004

Fund	Thirty-Day Current Yield	Thirty-Day Effective Yield	Thirty-Day Tax-Equivalent Current Yield	Thirty-Day Tax-Equivalent Yield*
California Tax-Free Money Market
Class A	0.32%	0.32%	0.54%	0.54%
Service Class	0.52%	0.52%	0.88%	0.88%
California Tax-Free Money Market Trust	0.76%	0.76%	1.29%	1.29%
Cash Investment Money Market
Institutional Class	0.93%	0.93%	N/A	N/A
Service Class	0.63%	0.63%	N/A	N/A
Government Money Market
Class A	0.45%	0.45%	N/A	N/A
Service Class	0.59%	0.59%	N/A	N/A
Liquidity Reserve Money Market Fund
Investor Class	0.11%	0.11%	N/A	N/A
Minnesota Money Market
Class A	0.20%	0.20%	0.33%	0.33%
Money Market
Class A	0.36%	0.36%	N/A	N/A
Class B	0.10%	0.10%	N/A	N/A
Money Market Trust	0.93%	0.94%	N/A	N/A
National Tax-Free Money Market
Institutional Class	0.79%	0.79%	1.22%	1.22%
Service Class	0.54%	0.54%	0.83%	0.83%
National Tax-Free Money Market Trust	0.70%	0.70%	1.08%	1.08%
Overland Express Sweep	0.10%	0.10%	N/A	N/A
Prime Investment Money Market
Service Class	0.54%	0.54%	N/A	N/A
Treasury Plus Money Market
Institutional Class	0.84%	0.85%	N/A	N/A
Service Class	0.54%	0.55%	N/A	N/A
100% Treasury Money Market
Class A	0.30%	0.30%	N/A	N/A
Service Class	0.45%	0.45%	N/A	N/A

Fund	Thirty-Day Current Yield	Thirty-Day Effective Yield	Thirty-Day Tax-Equivalent Current Yield	Thirty-Day Tax-Equivalent Yield*

*	Based on the combined state and federal income tax rate of 41.05% for the California Funds, 40.10% for the Minnesota Money Market Fund, and the federal income tax rate of 35.00% for the National Tax-Free Funds.

From time to time and only to the extent the comparison is appropriate for a Fund or a class of shares, the Trust may quote the performance or price-earning ratio of a Fund or class in advertising and other types of literature as compared to the performance of managed or unmanaged indices, or performance data of bonds, municipal securities, or government securities or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of distributions and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund’s historical performance or current or potential value with respect to the particular industry or sector.

The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related “Tax Freedom Day.”

The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund’s shares since the rating would not comment on the market price of the Fund’s shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund’s performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund’s past performance with other rated investments.

From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: “Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust Funds’ account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements.”

The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust’s investment adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of March 31, 2004, Funds Management and its affiliates managed over $75 billion in actual mutual fund assets.

The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a “sweep” arrangement, including, without limitation, the Managed Sweep Account and Money Market Checking Account (collectively, the “Sweep Accounts”). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, “Electronic Channels”). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an online application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an “Information Site”) and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

DETERMINATION OF NET ASSET VALUE

Net asset value (“NAV”) per share for each class of the Funds is determined as of the times listed in the chart below:

Funds	NAV Calculation Time (Pacific Time)
California Tax-Free Money Market Fund	9:00 a.m.
California Tax-Free Money Market Trust	9:00 a.m.
Cash Investment Money Market Fund	2:00 p.m.
Government Money Market Fund	2:00 p.m.
Liquidity Reserve Money Market Fund	12:00 Noon
Minnesota Money Market Fund	9:00 a.m.
Money Market Fund	12:00 Noon
Money Market Trust	12:00 Noon
National Tax-Free Money Market Fund	9:00 a.m.
National Tax-Free Money Market Trust	9:00 a.m.
Overland Express Sweep Fund	12:00 Noon
Prime Investment Money Market Fund	2:00 p.m.
Treasury Plus Money Market Fund	2:00 p.m.
100% Treasury Money Market Fund	10:00 a.m.

If the markets for the instruments and securities the Funds invest in close early, the Funds may close early and may value their shares at earlier times under these circumstances. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds’ shares.

Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds’ portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund’s NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Funds to maintain a per share NAV of $1.00, but there can be no assurance that each Fund will do so.

Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day the Funds are open for business (a “Business Day”). The Funds are open on any day that both the New York Stock Exchange and Federal Reserve are open. The New York Stock Exchange is currently closed in observance of New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Federal Reserve is closed on all days listed above (except Good Friday) as well as Columbus Day and Veterans Day.

Purchase orders for a Fund received before such Fund’s NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund’s NAV calculation time generally are processed at such Fund’s NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation times described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust’s responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

Purchases and Redemptions for Existing Wells Fargo Funds Account Holders Via the Internet. Class A and Class B shareholders with an existing Wells Fargo Funds account may purchase additional shares of classes of Funds that they already own, and redeem shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemption proceeds may be deposited into a linked bank account or mailed via check to the shareholder’s address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker’s authorized designee, receives the order, and such orders will be priced at the Fund’s NAV next calculated after they are received by the authorized broker or the broker’s designee.

Reduced Sales Charges for former Norwest Advantage Fund Class B Shareholders. No contingent deferred sales charge is imposed on redemptions of Money Market Fund Class B shares received in exchange for Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

In general Class B shares exchanged for Money Market Fund Class B shares retain their original CDSC schedule and any reduced sales charges privileges. Please refer to the prospectus for the original shares regarding applicable schedules and waivers.

Reduced Sales Charges for Certain Former Montgomery Fund Class P and Class R Shareholders. In connection with the reorganization of certain Montgomery Funds into certain Wells Fargo Funds, shareholders who purchased Class P and Class R shares of the Montgomery Funds directly from the Montgomery Funds, and who became Wells Fargo Fund shareholders in the reorganization, will be permitted to purchase Class A shares of any Wells Fargo Fund, and any unnamed shares of the WealthBuilder Portfolios, at NAV. Shareholders who did not purchase such shares directly may be permitted to make additional investments in the respective acquiring Wells Fargo Fund at NAV. Please contact your account representative for details.

Reduced Sales Charges for Employees of the Transfer Agent. Employees of BFDS, transfer agent for the Trust, may purchase Class A shares of all of the Wells Fargo Funds at NAV.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust’s Board and the supervision of the Adviser, each Fund’s Sub-Adviser is responsible for each Fund’s portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer’s risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund’s portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

In placing orders for portfolio securities of a Fund, a Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser’s trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences.

Brokerage Commissions. For the fiscal year ended March 31, 2004, the Funds paid brokerage commission as listed below:

Fund	Total Commissions
California Tax –Free Money Market	$750

For the fiscal years ending March 31, 2003 and March 31, 2002, the Funds did not pay any brokerage commissions and did not direct brokerage transactions to a broker for research services.

Securities of Regular Broker-Dealers. As of March 31, 2004, the following Funds held securities of their regular broker-dealers as indicated in the amounts shown: (i) the name of each regular broker or dealer and (ii) the dollar value of such securities of such broker or dealer held by each Fund.

Fund	Broker/Dealer	Value
(a) Cash Investment Money Market	Bear, Stearns & Co., Inc.	$165,000,000
	Goldman, Sachs & Co.	$180,000,000
(b) Liquidity Reserve Money Market	Bear, Stearns & Co., Inc.	$10,000,000
	Goldman, Sachs & Co.	$15,000,000
(c) Money Market	Bear, Stearns & Co., Inc.	$50,000,000
	Goldman, Sachs & Co.	$85,000,000
(d) Money Market Trust	Bear, Stearns & Co., Inc.	$20,000,000
	Goldman Sachs Inc.	$20,000,000
(e) Overland Express Sweep	Bear, Stearns & Co.	$30,000,000
	Goldman, Sachs & Co.	$50,000,000

FUND EXPENSES

Funds Management is contractually obligated, subject to certain conditions, to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management also may voluntarily waive fees and/or reimburse expenses, which can reduce operating expenses. During the last fiscal year, Funds Management voluntarily waived certain fees for the Money Market Fund and Overland Express Sweep Fund. Actual reimbursements and waivers have a positive effect on a Fund’s performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders’ reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders’ meetings; expenses relating to the issuance, registration and qualification of a Fund’s shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund’s assets. General expenses of the Trust are allocated among all of the funds of the Trust, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “Taxes.” The Prospectuses generally describe the federal and certain state income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes, and as applicable, certain California and Minnesota taxes. It is based on the Internal Revenue Code (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters other than certain California and Minnesota taxes.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal and state income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. The Trust intends to continue to qualify each Fund as a “regulated investment company” under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains are directly related to a Fund’s principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund’s earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. As a money market Fund, each Fund does not expect to have material capital loss carry-forwards, but no assurance can be given to this effect.

Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (“OID”), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as “mixed straddles” if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata over the entire year. Except for exempt-interest distributions, defined below, paid out by the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund,

the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (collectively, the “Tax-Free Funds”), all distributions paid out of a Fund’s earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder’s federal income tax return. Distributions in excess of a Fund’s earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. In general, as long as a Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. These loss disallowance rule does not apply to losses realized under a periodic redemption plan.

Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

Federal Income Tax Rates. As of the printing of this SAI, the maximum stated individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate. Reductions in the individual federal income rate tax on certain qualified dividends generally will not apply to Fund distributions.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of laws enacted in 2001 and 2003.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% (“backup withholding”) on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalty of perjury that the “taxpayer identification number” (“TIN”), generally the shareholder’s social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under “sunset” provisions of law enacted in 2001.

Tax-Deferred Plans. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, [Simplified Employee Pension Plans (“SEP-IRAs”), Savings Incentive Match Plans for Employees (“SIMPLE Plans”), Roth IRAs, and Coverdell Education Savings Accounts]. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-

advantaged plan or account. Shares of the Tax-Free Funds may not be suitable investments for tax-deferred plans and tax-exempt investors.

Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (“foreign shareholders”) generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders’ capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder’s death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a regulated investment company’s total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay “exempt-interest distributions.” The Tax-Free Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

Distributions of capital gains or income not attributable to interest on a Tax-Free Fund’s tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

Not later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Free Fund will not be deductible to the extent that the Fund’s distributions are exempt from federal income tax.

In addition, certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating federal alternative minimum tax (“AMT”). Tax preference items include tax-exempt interest on “private activity bonds.” To the extent that a Tax-Free Fund invests in private activity bonds, its shareholders will be required to report that portion of a Tax-Free Fund’s distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund’s expenses in computing their federal AMT. In addition, exempt-interest distributions paid by a Tax-Free Fund to a corporate shareholder is included in the shareholder’s “adjusted current earnings” as part of its federal AMT calculation. As of the printing of this SAI, individuals are subject to federal AMT at a maximum rate of 28% and corporations are subject to federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

Additional Considerations for the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust. If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California (“California Exempt Securities”), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax (“California exempt-interest distributions”). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Tax-Free Money Market Fund and California Tax-Free Money Market Trust (“California Tax-Free Funds”) intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

Within sixty days after the close of its taxable year, each California Tax-Free Fund will notify its shareholders of the portion of the distributions made the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by a California Tax-Free Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state individual income tax law.

In cases where a shareholder of a California Tax-Free Fund is a “substantial user” or “related person” with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisors to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California state individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to “substantial users” are applicable for California state income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of a California Tax-Free Fund is not deductible for California state personal income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for taxable year.

The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Tax-Free Funds and their shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the California Tax-Free Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Further, it should be noted that the portion of any California Tax-Free Fund distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Tax-Free Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Tax-Free Funds’ distributions and as to their own California state tax situation, in general.

Additional Considerations for the Minnesota Money Market Fund. Shareholders of the Fund who are individuals, estates, or trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Fund distributions to the extent that such distributions qualify as exempt-interest distributions under Section 852(b)(5) of the Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities (“Minnesota Sources”). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Fund generally will be subject to the regular Minnesota individual income tax. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Fund, including distributions from net short-term and long-term capital gains, generally are not exempt from the regular Minnesota individual income tax.

State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest distributions that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest distributions unlawfully discriminates against interstate commerce because interest income on obligations, is so included. This provision applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Fund who are individuals, estates, or trusts.

Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers’ federal alternative minimum taxable income, which includes federal tax preference items. The Code provides that interest on specified private activity bonds is a federal tax preference item, and that an exempt-interest distribution of a regulated investment company constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition the entire portion of exempt-interest distributions that is received by such shareholders and that is derived from sources other than the Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax. Further, should the 95% test that is described above fail to be met, all of the exempt-interest distributions that are paid by the Fund, including all of those that are derived from the Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax, in the case of shareholders of the Fund who are individuals, estates or trusts.

CAPITAL STOCK

The Funds are fourteen of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust’s funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust’s funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund’s operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund’s fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

As used in the Prospectuses and in this SAI, the term “majority” when referring to approvals to be obtained from shareholders of a class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust.

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below as of July 2, 2004, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term “N/A” is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

5% OWNERSHIP

AS OF JULY 2, 2004

Fund	Name and Address	Type of Ownership	Percentage of Fund
CALIFORNIA TAX-FREE MONEY MARKET FUND

Class A	WELLS FARGO SERVICE COMPANY FBO Sweep Funds CATF Retail Sweep Operations 3401 N. 4th Avenue, #N9777-131 Sioux Falls, SD 51104-0783	Record	69.46%

	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	17.07%

	WELLS FARGO BANK, NA ATTN Cash Sweep Dept. MAC-N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	7.97%

Service Class	WELLS FARGO BANK, NA ATTN Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	27.50%

	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. #N9303-054 Minneapolis, MN 55479-0001	Record	12.76%

	TRAITEL HOLDING CORP c/o J P Morgan Private Bank PWM 1999 Avenue of the Stars 26th Floor Los Angeles, CA 90067	Record	18.32%

CALIFORNIA TAX-FREE MONEY MARKET TRUST

Single Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	96.71%

Fund	Name and Address	Type of Ownership	Percentage of Fund
CASH INVESTMENT MONEY MARKET FUND

Administrator Class	WELLS FARGO INST BROKERAGE SYSTEMS ATTN: SEAN O’FARRELL 608 2nd Ave S # N9303-054 Minneapolis, MN 55402-1-16	Record	73.07%

	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	25.87%

Institutional Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	49.92%

	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. #N9303-054 Minneapolis, MN 55479-0001	Record	36.68%

Service Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	35.24%

	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. #N9303-054 Minneapolis, MN 55479-0001	Record	25.27%

	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	19.02%

GOVERNMENT MONEY MARKET FUND

Administrator Class	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. #N9303-054 Minneapolis, MN 55479-0001	Record	56.52%

	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	43.48%

Fund	Name and Address	Type of Ownership	Percentage of Fund

Class A	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	77.67%

	WELLS FARGO BANK MN NA FBO Retirement Plan Svcs 99020308 P.O. Box 1533 Minneapolis, MN 55480-1533	Record	18.77%

Institutional Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	86.76%

	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	12.42%

Service Class	WELLS FARGO BANK, NA ATTN Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	80.11%

	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. S #N9303-054 Minneapolis, MN 55479-0001	Record	13.53%

LIQUIDITY RESERVE MONEY MARKET FUND

	WELLS FARGO INVESTMENTS, LLC c/o Alex O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	99.93%

MINNESOTA MONEY MARKET FUND

Class A	WELLS FARGO INVESTMENTS, LLC c/o Alex O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	97.90%

MONEY MARKET FUND

Class A	WELLS FARGO SERVICE COMPANY FBO Sweep Funds FA Retail Sweep Operations 3401 N. 4th Avenue, #N9777-131 Sioux Falls, SD 57104-0783	Record	53.07%

Fund	Name and Address	Type of Ownership	Percentage of Fund

	WELLS FARGO INVESTMENTS, LLC c/o Alex O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	39.71%

Class B	WELLS FARGO SERVICE COMPANY FBO Sweep Funds FB Retail Sweep Operations 3401 N. 4th Avenue, #N9777-131 Sioux Falls, SD 57104-0783	Record	98.00%

MONEY MARKET TRUST

Single Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	99.94%

NATIONAL TAX-FREE MONEY MARKET FUND

Class A	WELLS FARGO SERVICE COMPANY FBO Sweep Funds NTF Retail Sweep Operations 3401 N. 4th Avenue, #N9777-131 Sioux Falls, SD 57104-0783	Record	56.80%

	WELLS FARGO INVESTMENTS, LLC c/o Alex O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	37.11%

Institutional Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	56.50%

	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. S #N9303-054 Minneapolis, MN 55479-0001	Record	22.96%

	ENSCO INTERNATIONAL SERVICES 500 N. Akard St,. Ste. 4300 Dallas, TX 75201-3331	Record	5.61%

Service Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	47.21%

Fund	Name and Address	Type of Ownership	Percentage of Fund

	WELLS FARGO INVESTMENTS, LLC c/o Alex O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	24.38%

	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	15.19%

	WELLS FARGO INST BROKERAGE SERVICES ATTN: Sean O’Farrell 608 2nd Ave. S #N9303-054 Minneapolis, MN 55479-0001	Record	9.96%

NATIONAL TAX-FREE MONEY MARKET TRUST

Single Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	98.44%

OVERLAND EXPRESS SWEEP FUND

Single Class	WELLS FARGO BANK MAC #A0247-010 Sweep Dept Operations 3440 Walnut Avenue Bldg B Freemont, CA 94538-2210	Record	68.74%

	WELLS FARGO BANK MAC #A0247-010 Sweep Dept Operations 3440 Walnut Avenue Bldg B Freemont, CA 94538-2210	Record	31.26%

PRIME INVESTMENT MONEY MARKET FUND

Institutional Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	60.56%

	WELLS FARGO INST BROKERAGE SERVICES ATTN: Sean O’Farrell 608 2nd Ave. S #N9303-054 Minneapolis, MN 55479-0001	Record	25.77%

Fund	Name and Address	Type of Ownership	Percentage of Fund

	IMATION CORPORATION 1 Imation Place 301-2W-14 Oakdale, MN 55128-3414	Record	13.16%

Service Class	WELL FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	89.89%

	WELLS FARGO BANK, N.A. C/O Alec O’Connor 625 Marquette Ave, Fl 12 Minneapolis, MN 55402-2308	Record	5.50%

TREASURY PLUS MONEY MARKET FUND

Class A	WELLS FARGO BANK MAC# A0247-010 Sweep Department Operations 3440 Walnut Ave Bldg B Fremont, CA 94538-2210	Record	49.09%

	HARE & CO Bank of New York 1 Wall Str Fl 2 New York, NY 10005-2501	Record	23.42%

	WELLS FARGO BANK MAC# A0247-010 Sweep Department Operations 3440 Walnut Ave Bldg B Fremont, CA 94538-2210	Record	16.17%

	WELLS FARGO BANK, N.A. C/O Alec O’Connor 625 Marquette Ave, Fl 12 Minneapolis, MN 55402-2308	Record	8.52%

Institutional Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	59.90%

Fund	Name and Address	Type of Ownership	Percentage of Fund

	WELLS FARGO INST BROKERAGE SERVICES ATTN: Sean O’Farrell 608 2nd Ave. S. # N9303-054 Minneapolis, MN 55402-1916	Record	27.31%

	DEVI P KATRAGADDA & CHANDRIKA KATRAGADDA JTWROS 10806 Ramsgate Bakersfield, CA 93311-2936	Record	5.95%

Service Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	84.22%

100% TREASURY MONEY MARKET FUND

Class A	WELLS FARGO INVESTMENTS, LLC c/o Alex O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	96.40%

Service Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	87.06%

	WELLS FARGO INST BROKERAGE SERVICES ATTN: Sean O’Farrell 608 2nd Ave. S #N9303-054 Minneapolis, MN 55479-0001	Record	10.96%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

OTHER

The Trust’s Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

COUNSEL

Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds’ Prospectuses.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit and tax services, and assistance and consultation in connection with review of certain SEC filings. KPMG LLP’s address is Three Embarcadero Center, San Francisco, California 94111.

FINANCIAL INFORMATION

The portfolios of investments, financial statements, financial highlights and independent registered public accounting firm’s report for the Funds for the year ended March 31, 2004 are hereby incorporated by reference to the Funds’ Annual Reports.

APPENDIX

The following is a description of the ratings given by S&P and Moody’s to corporate and municipal bonds and corporate and municipal commercial paper.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from “AAA” to “D,” according to quality, as described below. The first four ratings denote investment-grade securities.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody’s

Moody’s rates the long-term debt obligations issued by various entities in categories ranging from “Aaa” to “C,” according to quality, as described below. The first four denote investment grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

WELLS FARGO FUNDS TRUST

File Nos. 333-74295; 811-09253

PART C

OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number		Description
(a)	-	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

(b)	-	Not Applicable.

(c)	-	Not Applicable.

(d)(1)(i)	-	Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Schedule A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.

(ii)	-	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.

(2)(i)	-	Investment Sub-Advisory Agreement with Barclays Global Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

(ii)	-	Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

(iii)	-	Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

(iv)	-	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

(v)	-	Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

(vi)	-	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

(vii)	-	Investment Sub-Advisory Agreement with Dresdner RCM Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

(viii)	-	Not Applicable.

(ix)	-	Investment Sub-Advisory Agreement with Cadence Capital Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

(x)	-	Investment Sub-Advisory Agreement with Sutter Advisors LLC, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

(xi)	-	Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

(xii)	-	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.

(xiii)	-	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.

(e)	-	Amended and Restated Distribution Agreement along with Form of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

(f)	-	Not Applicable.

(g)(1)	-	Not Applicable.

(2)	-	Custody Agreement with Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.), incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.

(i)	-	Delegation Agreement (17f-5) with Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.), filed herewith.

(3)	-	Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.), incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.

(4)	-	Not Applicable.

(h)(1)	-	Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.

(2)	-	Accounting Services Agreement with PFPC Inc., incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002; Exhibit A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.

(3)	-	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Amendment to Transfer Agreement, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.

(4)	-	Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.

(5)	-	Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

(i)	-	Legal Opinion, filed herewith.

(j)(A)	-	Consent of Independent Registered Public Accounting Firm, filed herewith.

(j)(1)	-	Power of Attorney, Robert C. Brown, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(2)	-	Not Applicable.

(3)	-	Not Applicable.

(4)	-	Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(5)	-	Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(6)	-	Not Applicable.

(7)	-	Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(8)	-	Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(9)	-	Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(10)	-	Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(11)	-	Not Applicable.

(12)	-	Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(13)	-	Not Applicable.

(14)	-	Power of Attorney, Stacie D. DeAngelo, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(k)	-	Not Applicable.

(l)	-	Not Applicable.

(m)	-	Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004 (see Exhibit (e) above for related Distribution Agreement).

(n)	-	Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.

(o)	-	Not Applicable.

(p)(1)	-	Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

(2)	-	Wells Fargo Funds Management, LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

(3)	-	Barclays Global Investors, N.A. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

(4)	-	Dresdner RCM Global Investors, LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

(5)	-	Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

(6)	-	Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

(7)	-	Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

(8)	-	Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

(9)	-	Wells Capital Management Incorporated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(10)	-	Cadence Capital Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 67, filed October 31, 2003.

(11)	-	Not Applicable.

(12)	-	Sutter Advisors LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

(13)	-	Systematic Financial Management, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

(14)	-	LSV Asset Management Code of Ethics and Personal Trading Policy, incorporated by reference to Post-Effective Amendment No. 67, filed October 31, 2003.

(15)	-	Cooke & Bieler, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.

Item 24. Persons Controlled by or Under Common Control with the Fund.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.

Article V of the Registrant’s Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant’s Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section 3.9 of the Registrant’s Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC (“Funds Management”) assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. (“Wells Fargo Bank”). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Barclays Global Fund Advisors (“BGFA”), a wholly owned subsidiary of Barclays Global Investors, N.A. (“BGI”), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the “Trust”) and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of the Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Peregrine Capital Management, Inc. (“Peregrine”), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) Schroder Investment Management North America Inc. (“Schroder”), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited (“Schroder Ltd.”) is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) Galliard Capital Management, Inc. (“Galliard”), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(g) Smith Asset Management Group, L.P. (“Smith”), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(h) Dresdner RCM Global Investors LLC (“Dresdner”), an indirect, wholly owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(i) Cadence Capital Management (“Cadence”) serves as sub-adviser for the Large Cap Appreciation Portfolio of Wells Fargo Master Trust (“Master Trust”) in which several Funds of the Trust invest. The descriptions of Cadence in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(j) Sutter Advisors LLC (“Sutter”) serves as the sub-adviser to the High Yield Bond Fund of the Trust. The descriptions of Sutter in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(k) Systematic Financial Management, L.P. (“Systematic”) serves as sub-adviser to the Large Cap Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(l) LSV Asset Management (“LSV”) serves as sub-adviser to Overseas Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(m) Cooke & Bieler, L.P. (“Cooke & Bieler”) serves as the sub-adviser to the Wells Fargo C&B Large Cap Value Fund, Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27. Principal Underwriters.

(a) Stephens Inc. (“Stephens”), distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

(b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 501-15510).

(c) Not Applicable.

Item 28. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

(e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

(h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

(i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

(j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 200 Crescent Court, Suite 850, Dallas, Texas 75201.

(k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

(m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

(n) Sutter Advisors LLC maintains all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, California 94104.

(o) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666.

(p) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(q) Cooke & Bieler, L.P. will maintain all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, Pennsylvania 19103.

Item 29. Management Services.

Other than as set forth under the captions “Organization and Management of the Funds” in the Prospectuses constituting Part A of this Registration Statement and “Management” in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 30th day of July, 2004.

WELLS FARGO FUNDS TRUST

By:	/s/ Carol Lorts
Carol Lorts
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
*	Trustee
Robert C. Brown

*	Trustee
Thomas S. Goho

*	Trustee
Peter G. Gordon

*	Trustee
Richard M. Leach

*	Trustee
J. Tucker Morse

*	Trustee
Timothy J. Penny

*	Trustee
Donald C. Willeke

*	President
Karla M. Rabusch	(Principal Executive Officer)

*	Treasurer
Stacie D. DeAngelo	(Principal Financial Officer)
07/30/2004

By:	/s/ Carol Lorts
Carol Lorts
July 30, 2004

WELLS FARGO FUNDS TRUST

FILE NOS. 333-74295; 811-09253

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(g)(2)(i)	Delegation Agreement (17f-5) with Wells Fargo Bank, N.A.

EX-99.B(i)	Legal Opinion

EX-99.B(j)(A)	Consent of Independent Public Registered Accounting Firm